UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	December 31, 2021

Date of reporting period:	January 1, 2021 — June 30, 2021

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Message from the Trustees

August 11, 2021

Dear Shareholder:

The U.S. economy is much improved from a year ago, or even six months ago. Gross domestic product is growing at a pre-pandemic pace. Stock prices are high and interest rates are low. More and more workers are finding jobs, with millions still open. At the same time, vaccinations in many areas have not yet reached enough people to stop the spread of Covid-19. U.S. and global infection rates have recently risen.

While it is too soon to declare the pandemic over, it is worth taking stock of the economy’s transition. Some changes accelerated by the pandemic could be lasting. Dynamic, well-managed companies have adapted to seize new, more sustainable growth opportunities.

An active investment philosophy is well suited to this time. Putnam’s research teams are analyzing the fundamentals of what has stayed the same and what has changed to uncover valuable investment insights or potential risks.

Thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s exposure to mortgage-backed securities may make the fund’s net asset value more susceptible to economic, market, political, and other developments affecting the housing or real estate markets and the servicing of mortgage loans secured by real estate properties. The fund currently has significant investment exposure to commercial mortgage-backed securities. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Our investment techniques, analyses, and judgments may not produce the outcome we intend. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Performance summary (as of 6/30/21)

Investment objective

High current income consistent with what Putnam Investment Management, LLC believes to be prudent risk

Net asset value June 30, 2021

Class IA: $10.62	Class IB: $10.50

Total return at net asset value

			Bloomberg
			Barclays
			U.S. Aggregate
(as of 6/30/21)	Class IA shares*	Class IB shares†	Bond Index
6 months	–2.41%	–2.54%	–1.60%
1 year	0.27	-0.10	–0.33
5 years	23.09	21.54	16.08
Annualized	4.24	3.98	3.03
10 years	51.69	47.89	39.62
Annualized	4.25	3.99	3.39
Life	644.36	593.94	598.99
Annualized	6.19	5.97	6.01

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

All Bloomberg Barclays indices provided by Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or limited, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Income Fund 1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/21 to 6/30/21. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/20	0.57%	0.82%
Annualized expense ratio for the six-month
period ended 6/30/21	0.57%	0.82%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/21		ended 6/30/21
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$2.79	$4.01	$2.86	$4.11
Ending value
(after
expenses)	$975.90	$974.60	$1,021.97	$1,020.73

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/21. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365). Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (181); and then dividing that result by the number of days in the year (365).

2 Putnam VT Income Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Income Fund 3

The fund’s portfolio 6/30/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (60.7%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (7.9%)
Government National Mortgage Association
Pass-Through Certificates
5.00%, with due dates from 5/20/48 to 3/20/50	$731,297	$793,326
4.70%, with due dates from 5/20/67 to 8/20/67	253,828	288,780
4.642%, 6/20/67	71,686	80,436
4.50%, TBA, 7/1/51	1,000,000	1,065,967
4.50%, 5/20/48	191,290	209,055
4.492%, 3/20/67	96,151	108,561
4.00%, TBA, 7/1/51	4,000,000	4,223,040
4.00%, with due dates from 2/20/48 to 5/20/48	1,033,453	1,112,977
3.50%, TBA, 7/1/51	6,000,000	6,302,061
3.50%, with due dates from 11/15/47 to 11/20/49	2,530,324	2,735,116
3.00%, TBA, 7/1/51	1,000,000	1,043,224
		17,962,543
U.S. Government Agency Mortgage Obligations (52.8%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	508,192	562,151
4.00%, 9/1/45	558,131	610,367
3.50%, with due dates from 8/1/43 to 2/1/47	1,798,401	1,931,424
3.00%, with due dates from 3/1/43 to 6/1/46	845,556	899,675
Federal National Mortgage Association
Pass-Through Certificates
5.00%, 3/1/38	5,609	6,388
4.50%, with due dates from 7/1/44 to 5/1/45	756,649	831,987
4.00%, with due dates from 9/1/45 to 6/1/46	877,167	956,272
3.50%, with due dates from 6/1/56 to 9/1/57	2,989,171	3,257,659
3.50%, with due dates from 7/1/43 to 1/1/47	848,308	907,092
3.00%, with due dates from 9/1/42 to 3/1/47	3,323,650	3,548,768
Uniform Mortgage-Backed Securities
6.00%, TBA, 7/1/51	2,000,000	2,245,275
5.50%, TBA, 7/1/51	2,000,000	2,231,609
4.50%, TBA, 7/1/51	4,000,000	4,303,434
4.00%, TBA, 7/1/51	11,000,000	11,712,421
3.50%, TBA, 7/1/51	9,000,000	9,472,496
3.00%, TBA, 7/1/51	8,000,000	8,340,002
2.50%, TBA, 7/1/51	26,000,000	26,891,717
2.00%, TBA, 8/1/51	11,000,000	11,092,545
2.00%, TBA, 7/1/51	30,000,000	30,312,162
		120,113,444
Total U.S. government and agency mortgage
obligations (cost $137,338,108)		$138,075,987

MORTGAGE-BACKED SECURITIES (42.3%)*	Principal amount	Value

Agency collateralized mortgage obligations (13.0%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1
Month US LIBOR) + 25.79%), 25.50%, 4/15/37	$117,037	$216,519
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1
Month US LIBOR) + 24.42%), 24.153%, 5/15/35	19,410	32,026
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1
Month US LIBOR) + 23.80%), 23.529%, 11/15/35	85,209	151,672
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US
LIBOR) + 19.86%), 19.641%, 3/15/35	150,429	210,601
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1
Month US LIBOR) + 16.95%), 16.759%, 6/15/34	54,412	66,382
REMICs IFB Ser. 4074, Class KS, IO, ((-1 x 1
Month US LIBOR) + 6.70%), 6.627%, 2/15/41	416,214	41,713

MORTGAGE-BACKED
SECURITIES (42.3%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x 1
Month US LIBOR) + 6.20%), 6.127%, 12/15/47	$1,377,461	$256,002
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x 1
Month US LIBOR) + 6.05%), 5.977%, 6/15/42	1,113,984	124,202
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1
Month US LIBOR) + 6.05%), 5.959%, 1/25/50	7,603,178	1,305,880
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x 1
Month US LIBOR) + 6.05%), 5.959%, 9/25/49	995,157	116,473
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US
LIBOR) + 6.00%), 5.927%, 5/15/41	158,755	169,585
REMICs Ser. 4975, Class EI, IO, 4.50%, 5/25/50	3,235,014	492,120
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	417,594	41,759
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	225,509	27,566
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	170,372	12,810
REMICs Ser. 5052, Class KI, IO, 4.00%, 12/25/50	2,439,183	356,731
REMICs Ser. 5019, Class MI, IO, 4.00%, 10/25/50	5,244,050	682,854
REMICs Ser. 5024, Class EI, IO, 4.00%, 10/25/50	6,154,218	911,371
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	677,337	80,067
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	432,496	54,062
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	626,941	91,021
REMICs Ser. 4663, Class KI, IO, 3.50%, 11/15/42	51,113	8
REMICs Ser. 4182, Class GI, IO, 3.00%, 1/15/43	843,371	29,366
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	631,767	64,042
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	1,321,854	99,443
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	1,372,992	97,497
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	513,210	32,234
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	504,766	33,914
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	454,459	420,496
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	2,883	2,624
REMICs Ser. 3391, PO, zero %, 4/15/37	19,391	18,131
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	3,977	3,738
REMICs Ser. 3210, PO, zero %, 5/15/36	4,642	4,503
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR
+ 0.00%), zero %, 2/15/36	5,801	5,221
Strips Ser. 315, PO, zero %, 9/15/43	1,298,936	1,179,891
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month
US LIBOR) + 39.90%), 39.351%, 7/25/36	67,187	128,999
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1
Month US LIBOR) + 24.57%), 24.231%, 3/25/36	97,638	161,178
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1
Month US LIBOR) + 24.20%), 23.865%, 6/25/37	60,426	106,350
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1
Month US LIBOR) + 20.12%), 19.84%, 12/25/35	84,160	122,032
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US
LIBOR) + 12.90%), 12.717%, 5/25/40	80,258	97,915
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1
Month US LIBOR) + 6.40%), 6.309%, 4/25/40	410,456	82,391
REMICs IFB Ser. 20-70, Class SD, IO, ((-1 x 1
Month US LIBOR) + 6.25%), 6.159%, 10/25/50	8,521,875	1,661,766
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1
Month US LIBOR) + 6.15%), 6.059%, 1/25/48	1,716,013	336,576
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x 1
Month US LIBOR) + 6.10%), 6.009%, 2/25/49	3,562,343	637,588
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x 1
Month US LIBOR) + 6.10%), 6.009%, 1/25/49	1,234,165	142,315
REMICs IFB Ser. 16-91, Class AS, IO, ((-1 x 1
Month US LIBOR) + 6.10%), 6.009%, 12/25/46	1,858,012	322,607
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x 1
Month US LIBOR) + 6.05%), 5.959%, 3/25/50	1,626,172	296,776
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1
Month US LIBOR) + 6.05%), 5.959%, 3/25/46	3,309,931	626,410

4 Putnam VT Income Fund

MORTGAGE-BACKED
SECURITIES (42.3%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	$1,318,015	$227,909
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	175,338	4,612
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	1,527,022	200,177
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	463,967	55,894
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	425,375	21,143
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	355,007	22,766
REMICs Ser. 20-95, Class GI, IO, 3.50%, 1/25/51	3,495,077	480,266
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	386,058	42,699
REMICs Ser. 20-60, Class CI, IO, 3.00%, 9/25/50	2,507,953	396,558
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	482,954	43,957
REMICs Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	1,267,880	80,114
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	447,866	17,063
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	434,832	12,930
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	194,539	4,011
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	221,456	6,097
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	805,739	22,760
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	1,871,308	311,105
Interest Strip Ser. 372, Class 1, PO, zero %,
8/25/36	12,488	11,541
Government National Mortgage Association
IFB Ser. 14-131, Class BS, IO, ((-1 x 1 Month US
LIBOR) + 6.20%), 6.125%, 9/16/44	819,530	224,996
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month US
LIBOR) + 6.20%), 6.107%, 12/20/42	1,713,513	310,437
IFB Ser. 19-123, Class SL, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 6.057%, 10/20/49	2,534,944	337,159
IFB Ser. 18-168, Class KS, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 6.057%, 12/20/48	1,992,196	362,345
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 6.057%, 9/20/43	247,178	46,123
IFB Ser. 20-32, Class GS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 6.007%, 3/20/50	1,842,379	301,585
IFB Ser. 20-11, Class SY, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 6.007%, 1/20/50	1,543,893	219,048
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 6.007%, 7/20/49	1,851,218	257,282
IFB Ser. 19-83, Class SW, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 6.007%, 7/20/49	1,827,247	279,660
IFB Ser. 19-20, Class SB, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 6.007%, 2/20/49	1,700,384	324,554
IFB Ser. 18-155, Class SE, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 6.007%, 11/20/48	1,275,006	174,586
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	544,233	75,491
IFB Ser. 19-119, Class KS, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.975%, 9/16/49	1,689,758	404,976
IFB Ser. 20-55, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.957%, 4/20/50	3,376,972	478,719
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.957%, 2/20/50	99,568	12,069
IFB Ser. 20-18, Class GS, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.957%, 2/20/50	5,197,492	890,538
IFB Ser. 19-44, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.957%, 4/20/49	1,546,162	183,842
IFB Ser. 19-21, Class SJ, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.957%, 2/20/49	1,138,492	162,235
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.957%, 2/20/41	976,865	181,195
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US
LIBOR) + 6.00%), 5.907%, 10/20/49	165,422	57,851
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	470,068	79,305
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	30,953	4,534

MORTGAGE-BACKED
SECURITIES (42.3%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	$697,989	$135,177
Ser. 14-180, IO, 5.00%, 12/20/44	1,336,728	239,154
Ser. 14-76, IO, 5.00%, 5/20/44	396,632	67,199
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	540,685	86,510
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	325,215	57,726
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	3,775	324
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	205,693	37,738
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,680,449	313,505
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	882,666	162,499
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	626,193	112,792
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	111,460	11,358
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	148,691	10,391
Ser. 12-129, IO, 4.50%, 11/16/42	434,316	78,854
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	316,251	52,328
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	310,498	47,755
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	440,433	81,119
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	1,512,185	188,087
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	870,337	128,270
Ser. 15-94, IO, 4.00%, 7/20/45	195,978	34,296
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	102,516	8,795
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,026,200	184,716
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	777,460	56,337
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,110,551	160,885
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	355,770	29,559
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	420,739	38,844
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	664,618	102,320
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	2,273,002	384,819
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	352,840	33,644
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	123,919	1,366
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	2,261,293	271,355
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	234,941	22,646
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	537,125	34,913
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	370,167	16,506
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	295,175	29,553
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	212,894	20,325
Ser. 12-136, IO, 3.50%, 11/20/42	901,703	132,800
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	680,004	111,946
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	809,028	58,913
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	645,776	41,975
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	627,392	23,527
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	958,253	67,996
Ser. 20-176, Class BI, IO, 3.00%, 11/20/50	2,878,808	410,230
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	313,797	16,474
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	153,983	3,850
Ser. 16-H27, Class BI, IO, 2.432%, 12/20/66 W	1,298,750	94,692
Ser. 16-H23, Class NI, IO, 2.369%, 10/20/66 W	5,578,056	421,143
Ser. 17-H18, Class CI, IO, 2.309%, 9/20/67 W	2,150,232	216,722
FRB Ser. 15-H16, Class XI, IO, 2.273%, 7/20/65 W	1,272,565	103,460
Ser. 19-H02, Class DI, IO, 2.266%, 11/20/68 W	3,477,451	286,872
Ser. 17-H08, Class NI, IO, 2.262%, 3/20/67 W	2,980,525	224,732
Ser. 17-H12, Class QI, IO, 2.259%, 5/20/67 W	2,575,897	175,437
Ser. 16-H24, Class JI, IO, 2.209%, 11/20/66 W	1,133,252	95,585
Ser. 16-H11, Class HI, IO, 2.108%, 1/20/66 W	2,823,139	163,974
Ser. 15-H15, Class JI, IO, 1.951%, 6/20/65 W	1,573,779	125,273
Ser. 15-H25, Class CI, IO, 1.939%, 10/20/65 W	1,825,512	123,770
Ser. 15-H13, Class AI, IO, 1.929%, 6/20/65 W	3,461,839	226,397
Ser. 17-H09, Class DI, IO, 1.894%, 3/20/67 W	2,855,187	193,362
Ser. 15-H12, Class AI, IO, 1.852%, 5/20/65 W	2,487,390	153,969
Ser. 17-H10, Class MI, IO, 1.85%, 4/20/67 W	2,994,196	191,030
Ser. 15-H20, Class AI, IO, 1.815%, 8/20/65 W	1,198,780	85,953

Putnam VT Income Fund 5

MORTGAGE-BACKED
SECURITIES (42.3%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-H10, Class CI, IO, 1.797%, 4/20/65 W	$1,486,953	$99,923
Ser. 15-H12, Class GI, IO, 1.787%, 5/20/65 W	2,548,110	184,993
Ser. 15-H12, Class EI, IO, 1.702%, 4/20/65 W	2,957,259	201,094
Ser. 15-H09, Class BI, IO, 1.677%, 3/20/65 W	1,714,313	102,751
Ser. 16-H14, IO, 1.675%, 6/20/66 W	3,179,033	168,972
Ser. 16-H06, Class AI, IO, 1.631%, 2/20/66 W	2,706,618	174,883
Ser. 15-H25, Class AI, IO, 1.608%, 9/20/65 W	2,439,733	153,215
Ser. 15-H04, Class AI, IO, 1.607%, 12/20/64 W	2,657,303	150,528
Ser. 15-H22, Class EI, IO, 1.597%, 8/20/65 W	926,965	35,132
Ser. 15-H01, Class CI, IO, 1.595%, 12/20/64 W	1,726,144	63,004
Ser. 15-H17, Class CI, IO, 1.567%, 6/20/65 W	2,066,199	72,980
Ser. 16-H02, Class HI, IO, 1.542%, 1/20/66 W	5,931,011	332,730
Ser. 15-H28, Class DI, IO, 1.536%, 8/20/65 W	2,095,581	103,545
Ser. 16-H04, Class KI, IO, 1.527%, 2/20/66 W	2,419,721	122,002
Ser. 14-H11, Class GI, IO, 1.48%, 6/20/64 W	4,943,905	281,017
Ser. 14-H07, Class BI, IO, 1.466%, 5/20/64 W	4,809,520	303,486
Ser. 14-H08, Class CI, IO, 1.464%, 3/20/64 W	2,713,420	109,107
Ser. 10-H19, Class GI, IO, 1.40%, 8/20/60 W	2,679,499	129,010
Ser. 17-H14, Class EI, IO, 1.198%, 6/20/67 W	4,025,455	239,808
Ser. 10-151, Class KO, PO, zero %, 6/16/37	64,292	58,246
		29,563,732
Commercial mortgage-backed securities (18.8%)
Arbor Multifamily Mortgage Securities Trust 144A
FRB Ser. 21-MF2, Class D, 2.00%, 6/15/54 W	578,000	514,285
Banc of America Commercial Mortgage Trust
FRB Ser. 15-UBS7, Class B, 4.504%, 9/15/48 W	285,000	299,828
FRB Ser. 15-UBS7, Class XA, IO, 0.938%, 9/15/48 W	18,110,826	524,810
FRB Ser. 07-1, Class XW, IO, 0.621%, 1/15/49 W	77,783	1
Banc of America Merrill Lynch Commercial
Mortgage, Inc. FRB Ser. 05-1, Class B, 5.665%,
11/10/42 (In default) † W	399,820	307,861
BANK FRB Ser. 18-BN13, Class XA, IO,
0.652%, 8/15/61 W	8,086,354	202,005
Barclays Commercial Mortgage Trust FRB
Ser. 19-C4, Class XA, IO, 1.739%, 8/15/52 W	6,124,657	633,503
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.54%, 1/12/45 W	534,000	432,540
Bear Stearns Commercial Mortgage Securities Trust
144A FRB Ser. 06-PW14, Class X1, IO,
0.762%, 12/11/38 W	98,093	1,010
Cantor Commercial Real Estate Lending FRB
Ser. 19-CF1, Class XA, IO, 1.30%, 5/15/52 W	8,233,566	570,104
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.971%, 12/15/47 W	131,000	133,948
FRB Ser. 11-C2, Class E, 5.971%, 12/15/47 W	597,000	587,458
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.514%, 9/15/48 W	552,000	584,751
FRB Ser. 14-GC19, Class XA, IO,
1.303%, 3/10/47 W	9,409,824	235,340
FRB Ser. 13-GC17, Class XA, IO,
1.172%, 11/10/46 W	3,605,627	72,105
FRB Ser. 14-GC23, Class XA, IO,
1.069%, 7/10/47 W	16,786,279	407,616
Citigroup Commercial Mortgage Trust 144A
Ser. 12-GC8, Class B, 4.285%, 9/10/45	720,000	732,130
FRB Ser. 12-GC8, Class XA, IO,
1.897%, 9/10/45 W	2,879,090	35,292
COMM Mortgage Trust
FRB Ser. 14-UBS2, Class C, 5.138%, 3/10/47 W	224,000	234,033
FRB Ser. 14-CR17, Class C, 4.946%, 5/10/47 W	912,000	967,916
FRB Ser. 14-UBS4, Class C, 4.806%, 8/10/47 W	283,000	293,363

MORTGAGE-BACKED
SECURITIES (42.3%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
COMM Mortgage Trust
FRB Ser. 18-COR3, Class C, 4.712%, 5/10/51 W	$594,000	$655,706
FRB Ser. 14-UBS6, Class C, 4.593%, 12/10/47 W	83,000	87,005
Ser. 12-CR2, Class B, 4.393%, 8/15/45	305,000	306,754
FRB Ser. 14-LC15, Class XA, IO,
1.234%, 4/10/47 W	4,699,407	113,256
FRB Ser. 14-CR19, Class XA, IO,
1.125%, 8/10/47 W	4,584,210	113,077
FRB Ser. 13-CR11, Class XA, IO,
1.08%, 8/10/50 W	7,987,433	137,016
FRB Ser. 15-CR23, Class XA, IO,
1.033%, 5/10/48 W	4,850,412	131,926
FRB Ser. 14-UBS6, Class XA, IO,
1.033%, 12/10/47 W	8,246,154	191,105
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.533%, 5/15/45 W	115,000	99,177
FRB Ser. 13-CR13, Class D, 5.046%, 11/10/46 W	240,000	246,962
FRB Ser. 13-CR13, Class E, 5.046%, 11/10/46 W	123,000	120,047
FRB Ser. 14-CR17, Class D, 5.01%, 5/10/47 W	198,000	186,491
FRB Ser. 14-CR19, Class D, 4.865%, 8/10/47 W	178,000	175,702
FRB Ser. 13-CR6, Class D, 4.225%, 3/10/46 W	205,000	192,431
Ser. 13-LC6, Class E, 3.50%, 1/10/46	261,000	218,471
FRB Ser. 12-LC4, Class XA, IO,
2.278%, 12/10/44 W	3,632,281	13,458
Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 07-C2, Class AX, IO, 0.048%, 1/15/49 W	3,152,670	1
CSAIL Commercial Mortgage Trust
Ser. 19-C15, Class B, 4.476%, 3/15/52	400,000	451,725
FRB Ser. 15-C4, Class B, 4.464%, 11/15/48 W	446,000	488,228
FRB Ser. 15-C1, Class C, 4.405%, 4/15/50 W	262,000	250,964
FRB Ser. 19-C16, Class XA, IO, 1.722%, 6/15/52 W	4,798,994	479,679
FRB Ser. 15-C3, Class XA, IO, 0.846%, 8/15/48 W	14,808,127	351,638
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.905%, 4/15/50 W	502,000	366,393
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO,
0.92%, 12/15/49 W	7,445,734	208,049
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A,
Class D, 5.605%, 8/10/44 W	386,000	381,179
Federal Home Loan Mortgage Corporation
Multiclass Certificates Ser. 20-RR02, Class DX,
IO, 1.816%, 9/27/28 W	3,008,000	350,841
Multifamily Structured Pass-Through Certificates
FRB Ser. K105, Class X1, IO, 1.645%, 3/25/53 W	4,616,077	525,476
Multifamily Structured Pass-Through Certificates
FRB Ser. K104, Class X1, IO, 1.248%, 2/25/52 W	3,094,115	259,854
FREMF Mortgage Trust 144A
FRB Ser. 19-KF65, Class B, (1 Month US LIBOR
+ 2.40%), 2.486%, 7/25/29	349,000	352,356
FRB Ser. 19-KF66, Class B, (1 Month US LIBOR
+ 2.40%), 2.486%, 7/25/29	395,084	397,929
GS Mortgage Securities Corp., II FRB
Ser. 13-GC10, Class XA, IO, 1.629%, 2/10/46 W	5,624,604	107,107
GS Mortgage Securities Corp., II 144A
Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	339,000	349,677
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.155%, 1/10/47 W	584,000	373,760
Ser. 13-GC12, Class B, 3.777%, 6/10/46 W	549,000	572,015
FRB Ser. 13-GC12, Class XA, IO,
1.537%, 6/10/46 W	3,569,415	71,499
FRB Ser. 14-GC18, Class XA, IO,
1.166%, 1/10/47 W	5,251,930	103,988

6 Putnam VT Income Fund

MORTGAGE-BACKED
SECURITIES (42.3%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class XA, IO,
1.105%, 6/10/47 W	$13,878,165	$288,541
FRB Ser. 15-GS1, Class XA, IO,
0.908%, 11/10/48 W	19,785,361	605,669
FRB Ser. 13-GC13, Class XA, IO,
0.098%, 7/10/46 W	109,737,653	168,305
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.185%, 8/10/43 W	621,000	459,540
FRB Ser. 14-GC24, Class D, 4.669%, 9/10/47 W	575,000	356,500
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45 W	481,000	490,389
FRB Ser. 11-GC5, Class XA, IO, 0.625%, 8/10/44 W	1,182,516	12
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.369%, 11/15/45 W	246,000	262,573
FRB Ser. 14-C22, Class C, 4.705%, 9/15/47 W	265,000	249,077
Ser. 13-C17, Class AS, 4.458%, 1/15/47	318,000	333,924
FRB Ser. 13-C12, Class C, 4.235%, 7/15/45 W	256,000	263,409
FRB Ser. 14-C25, Class XA, IO,
0.987%, 11/15/47 W	3,069,844	73,277
FRB Ser. 14-C22, Class XA, IO,
0.979%, 9/15/47 W	10,156,255	227,060
FRB Ser. 13-C17, Class XA, IO,
0.893%, 1/15/47 W	2,464,072	37,407
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C19, Class C19, 4.821%, 4/15/47 W	192,000	165,120
FRB Ser. 13-C14, Class E, 4.723%, 8/15/46 W	441,000	278,617
FRB Ser. C14, Class D, 4.723%, 8/15/46 W	715,000	506,772
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	517,000	267,968
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 17-C7, Class C, 4.302%, 10/15/50 W	211,000	227,529
FRB Ser. 17-C5, Class XA, IO, 1.095%, 3/15/50 W	4,430,440	193,499
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	350,930	303,027
FRB Ser. 13-C16, Class C, 5.189%, 12/15/46 W	184,000	193,709
Ser. 12-C6, Class B, 4.819%, 5/15/45 W	465,000	472,462
Ser. 13-LC11, Class B, 3.499%, 4/15/46	289,000	294,434
FRB Ser. 16-JP2, Class XA, IO,
1.945%, 8/15/49 W	2,362,893	173,727
FRB Ser. 12-LC9, Class XA, IO,
1.632%, 12/15/47 W	3,199,564	52,025
FRB Ser. 13-LC11, Class XA, IO,
1.38%, 4/15/46 W	3,378,600	58,629
FRB Ser. 13-C16, Class XA, IO,
1.079%, 12/15/46 W	4,832,055	87,423
FRB Ser. 07-LDPX, Class X, IO,
0.574%, 1/15/49 W	74,235	1
FRB Ser. 06-LDP8, Class X, IO,
0.297%, 5/15/45 W	78,164	1
JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class E, 6.374%, 2/12/51 W	350,000	52,500
FRB Ser. 10-C1, Class C, 6.217%, 6/15/43 W	67,339	67,339
FRB Ser. 11-C3, Class D, 5.707%, 2/15/46 W	248,000	150,404
FRB Ser. 11-C3, Class F, 5.707%, 2/15/46 W	635,000	118,179
FRB Ser. 12-C6, Class E, 5.313%, 5/15/45 W	388,000	267,202
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46 W	436,751	444,755
FRB Ser. 12-C8, Class D, 4.825%, 10/15/45 W	413,000	368,802
FRB Ser. 12-C8, Class C, 4.777%, 10/15/45 W	601,000	559,693
FRB Ser. 12-LC9, Class D, 4.566%, 12/15/47 W	127,000	124,102
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	498,000	316,455

MORTGAGE-BACKED
SECURITIES (42.3%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Ladder Capital Commercial Mortgage Trust 144A
FRB Ser. 17-LC26, Class XA, IO, 1.591%, 7/12/50 W	$6,274,686	$377,360
LB-UBS Commercial Mortgage Trust FRB
Ser. 07-C2, Class XW, IO, 0.336%, 2/15/40 W	58,209	2
LB-UBS Commercial Mortgage Trust 144A FRB
Ser. 07-C2, Class XCL, IO, 0.336%, 2/15/40 W	1,261,175	54
Mezz Cap Commercial Mortgage Trust 144A FRB
Ser. 06-C4, Class X, IO, 6.11%, 7/15/45 W	21,835	—
ML-CFC Commercial Mortgage Trust 144A FRB
Ser. 06-4, Class XC, IO, 1.391%, 12/12/49 W	38,952	119
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.218%, 2/15/47 W	266,000	284,990
FRB Ser. 13-C7, Class XA, IO, 1.459%, 2/15/46 W	7,553,164	107,421
FRB Ser. 14-C17, Class XA, IO, 1.228%, 8/15/47 W	3,090,727	75,942
FRB Ser. 15-C25, Class XA, IO,
1.199%, 10/15/48 W	4,171,083	149,006
FRB Ser. 15-C26, Class XA, IO,
1.162%, 10/15/48 W	4,595,168	150,460
FRB Ser. 13-C12, Class XA, IO,
0.742%, 10/15/46 W	10,301,709	109,279
Morgan Stanley Bank of America Merrill Lynch
Trust 144A
FRB Ser. 13-C11, Class D, 4.496%, 8/15/46 W	319,000	28,678
FRB Ser. 13-C10, Class E, 4.217%, 7/15/46 W	893,000	699,627
FRB Ser. 13-C10, Class F, 4.217%, 7/15/46 W	273,000	87,387
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	182,205
FRB Ser. 13-C13, Class XB, IO,
0.152%, 11/15/46 W	55,988,000	173,563
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO,
1.164%, 11/15/49 W	3,862,417	149,479
FRB Ser. 16-UB12, Class XA, IO,
0.85%, 12/15/49 W	9,961,426	276,716
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class B, 5.475%, 7/15/49 W	366,000	365,716
FRB Ser. 11-C3, Class E, 5.475%, 7/15/49 W	252,000	206,307
FRB Ser. 12-C4, Class XA, IO, 2.235%, 3/15/45 W	1,351,151	6,177
Multifamily Connecticut Avenue Securities
Trust 144A
FRB Ser. 20-01, Class M10, 3.842%, 3/25/50	403,000	419,622
FRB Ser. 19-01, Class M10, 3.342%, 10/15/49	799,000	810,139
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38 (In default) †	859,373	9
UBS Commercial Mortgage Trust
Ser. 12-C1, Class B, 4.822%, 5/10/45	264,000	269,729
Ser. 19-C17, Class C, 3.758%, 10/15/52 W	526,000	527,273
FRB Ser. 19-C17, Class XA, IO,
1.625%, 10/15/52 W	4,357,099	417,726
FRB Ser. 17-C7, Class XA, IO,
1.177%, 12/15/50 W	5,173,495	256,044
FRB Ser. 18-C12, Class XA, IO,
0.98%, 8/15/51 W	5,155,778	255,045
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class C, 5.754%, 5/10/45 W	843,000	864,598
FRB Ser. 12-C1, Class D, 5.754%, 5/10/45 W	352,000	324,157
FRB Ser. 12-C1, Class XA, IO, 2.236%, 5/10/45 W	3,024,687	20,002
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.206%, 8/10/49 W	596,000	615,933
FRB Ser. 12-C2, Class E, 5.044%, 5/10/63 W	816,000	291,433
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	629,000	42,772

Putnam VT Income Fund 7

MORTGAGE-BACKED
SECURITIES (42.3%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 13-C6, Class B, 3.875%, 4/10/46 W	$234,000	$238,078
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45 W	327,000	329,409
Ser. 13-C6, Class E, 3.50%, 4/10/46	150,000	114,175
FRB Ser. 12-C2, Class XA, IO, 1.436%, 5/10/63 W	9,675,714	88,485
FRB Ser. 13-C6, Class XA, IO, 1.243%, 4/10/46 W	5,254,809	72,816
UBS-Citigroup Commercial Mortgage Trust 144A FRB
Ser. 11-C1, Class D, 6.282%, 1/10/45 W	336,000	314,271
Wachovia Bank Commercial Mortgage Trust FRB
Ser. 06-C29, IO, 0.454%, 11/15/48 W	668,388	5
Wells Fargo Commercial Mortgage Trust
FRB Ser. 20-C57, Class C, 4.158%, 8/15/53 W	516,000	570,564
FRB Ser. 19-C50, Class XA, IO,
1.581%, 5/15/52 W	4,936,360	424,083
FRB Ser. 17-C41, Class XA, IO,
1.35%, 11/15/50 W	3,340,858	190,619
FRB Ser. 14-LC16, Class XA, IO,
1.245%, 8/15/50 W	7,591,385	195,289
FRB Ser. 18-C43, Class XA, IO,
0.821%, 3/15/51 W	14,123,259	539,742
FRB Ser. 15-LC20, Class XB, IO,
0.628%, 4/15/50 W	13,766,000	234,710
Wells Fargo Commercial Mortgage Trust 144A
Ser. 14-LC16, Class D, 3.938%, 8/15/50	247,000	54,461
WF-RBS Commercial Mortgage Trust
Ser. 14-C22, Class B, 4.371%, 9/15/57 W	379,000	408,601
FRB Ser. 14-C24, Class XA, IO,
0.999%, 11/15/47 W	6,131,747	150,449
FRB Ser. 14-C22, Class XA, IO,
0.949%, 9/15/57 W	15,117,995	309,843
FRB Ser. 13-C14, Class XA, IO,
0.808%, 6/15/46 W	14,707,079	138,024
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.901%, 11/15/44 W	475,000	475,943
FRB Ser. 12-C6, Class C, 5.85%, 4/15/45 W	339,000	345,465
Ser. 11-C4, Class E, 5.266%, 6/15/44 W	55,000	39,167
FRB Ser. 11-C4, Class C, 5.266%, 6/15/44 W	625,000	623,244
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	402,000	112,560
FRB Ser. 12-C7, Class D, 4.957%, 6/15/45 W	231,000	87,202
FRB Ser. 13-C15, Class D, 4.646%, 8/15/46 W	919,000	461,633
FRB Ser. 12-C10, Class D, 4.573%, 12/15/45 W	938,000	516,140
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	645,000	137,127
FRB Ser. 12-C9, Class XA, IO,
2.025%, 11/15/45 W	3,559,168	58,667
FRB Ser. 11-C5, Class XA, IO,
1.777%, 11/15/44 W	2,390,156	717
FRB Ser. 12-C10, Class XA, IO,
1.662%, 12/15/45 W	6,029,316	90,030
FRB Ser. 13-C11, Class XA, IO,
1.281%, 3/15/45 W	4,757,012	66,424
FRB Ser. 12-C9, Class XB, IO,
0.874%, 11/15/45 W	8,807,000	70,456
		42,764,267
Residential mortgage-backed securities (non-agency) (10.5%)
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1,
4.204%, 10/25/48 W	330,000	342,829
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2,
1.197%, 1/26/46 W	91,872	99,366
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M2,
(1 Month US LIBOR + 3.35%), 3.442%, 10/25/27
(Bermuda)	1,258,444	1,270,892

MORTGAGE-BACKED
SECURITIES (42.3%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
BRAVO Residential Funding Trust 144A
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59 W	$353,000	$372,768
Bunker Hill Loan Depositary Trust 144A FRB
Ser. 20-1, Class A3, 3.253%, 2/25/55 W	332,000	334,090
Carrington Mortgage Loan Trust FRB Ser. 06-NC2,
Class A4, (1 Month US LIBOR + 0.24%),
0.332%, 6/25/36	210,000	203,772
Chevy Chase Funding, LLC Mortgage-Backed
Certificates 144A FRB Ser. 04-3A, Class A2,
(1 Month US LIBOR + 0.30%), 0.392%, 8/25/35	86,829	84,493
COLT Mortgage Loan Trust 144A Ser. 20-2,
Class A2, 3.094%, 3/25/65 W	224,000	231,235
Countrywide Alternative Loan Trust FRB
Ser. 07-OA6, Class A1A, (1 Month US LIBOR
+ 0.14%), 0.232%, 6/25/37	163,120	152,484
Credit Suisse Mortgage Trust 144A FRB
Ser. 20-RPL3, Class A1, 2.691%, 3/25/60 W	230,472	233,441
Deephaven Residential Mortgage Trust 144A
Ser. 20-2, Class A2, 2.594%, 5/25/65	250,000	255,966
Eagle Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR
+ 3.30%), 3.392%, 4/25/29 (Bermuda)	191,000	193,220
FRB Ser. 18-1, Class M1, (1 Month US LIBOR
+ 1.70%), 1.792%, 11/25/28 (Bermuda)	216,801	217,985
Ellington Financial Mortgage Trust 144A FRB
Ser. 20-1, Class A2, 3.149%, 5/25/65 W	179,000	182,580
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA1, Class M3, (1 Month US LIBOR
+ 6.35%), 6.442%, 9/25/28	922,865	984,396
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M3, (1 Month US LIBOR
+ 5.15%), 5.242%, 11/25/28	494,008	517,220
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA3, Class M3, (1 Month US LIBOR
+ 5.00%), 5.092%, 12/25/28	555,578	584,682
Seasoned Credit Risk Transfer Trust Ser. 19-3,
Class M, 4.75%, 10/25/58 W	370,000	389,254
Structured Agency Credit Risk Debt FRN
Ser. 14-HQ2, Class M3, (1 Month US LIBOR
+ 3.75%), 3.842%, 9/25/24	176,098	180,658
Structured Agency Credit Risk Debt FRN
Ser. 14-DN2, Class M3, (1 Month US LIBOR
+ 3.60%), 3.692%, 4/25/24	204,253	207,208
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA1, Class M2B, (1 Month US LIBOR
+ 3.55%), 3.642%, 8/25/29	301,000	307,251
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA2, Class M2, (1 Month US LIBOR
+ 2.65%), 2.742%, 12/25/29	546,627	556,049
Structured Agency Credit Risk Debt FRN
Ser. 18-HQA1, Class M2, (1 Month US LIBOR
+ 2.30%), 2.392%, 9/25/30	155,292	157,325
Structured Agency Credit Risk Debt FRN
Ser. 18-DNA1, Class M2, (1 Month US LIBOR
+ 1.80%), 1.892%, 7/25/30	163,384	164,252
Federal Home Loan Mortgage Corporation 144A
Seasoned Credit Risk Transfer Trust Ser. 19-2,
Class M, 4.75%, 8/25/58 W	235,000	248,984
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class B1, (1 Month US LIBOR
+ 4.65%), 4.742%, 1/25/49	400,000	413,515

8 Putnam VT Income Fund

MORTGAGE-BACKED
SECURITIES (42.3%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class B1, (1 Month US LIBOR
+ 4.35%), 4.442%, 3/25/49	$90,000	$93,464
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA3, Class B1, (1 Month US LIBOR
+ 3.90%), 3.992%, 9/25/48	70,000	72,497
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA2, Class B1, (1 Month US LIBOR
+ 3.70%), 3.792%, 12/25/30	310,000	320,705
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR
+ 3.10%), 3.192%, 3/25/50	411,000	417,141
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class M2, (1 Month US LIBOR
+ 2.65%), 2.742%, 1/25/49	399,012	404,727
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class M2, (1 Month US LIBOR
+ 2.45%), 2.542%, 3/25/49	755,775	766,167
Structured Agency Credit Risk Trust FRB
Ser. 19-HQA1, Class M2, (1 Month US LIBOR
+ 2.35%), 2.442%, 2/25/49	150,575	152,063
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class M2, (1 Month US LIBOR
+ 2.30%), 2.392%, 10/25/48	122,800	124,174
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA2, Class M2, (1 Month US LIBOR
+ 2.15%), 2.242%, 12/25/30	254,000	256,459
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR
+ 1.90%), 1.992%, 1/25/50	859,265	861,566
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1M2, (1 Month US LIBOR + 6.00%),
6.092%, 9/25/28	435,127	459,048
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, (1 Month US LIBOR + 5.90%),
5.992%, 10/25/28	567,216	598,280
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, (1 Month US LIBOR + 5.70%),
5.792%, 4/25/28	63,506	67,278
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, (1 Month US LIBOR + 5.55%),
5.642%, 4/25/28	81,090	85,639
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1M2, (1 Month US LIBOR + 5.30%),
5.392%, 10/25/28	915,065	962,436
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, (1 Month US LIBOR + 5.00%),
5.092%, 7/25/25	69,181	70,229
Connecticut Avenue Securities FRB Ser. 16-C04,
Class 1M2, (1 Month US LIBOR + 4.25%),
4.342%, 1/25/29	32,126	33,494
Connecticut Avenue Securities FRB Ser. 17-C07,
Class 1B1, (1 Month US LIBOR + 4.00%),
4.092%, 5/25/30	250,000	260,354
Connecticut Avenue Securities FRB Ser. 17-C01,
Class 1M2, (1 Month US LIBOR + 3.55%),
3.642%, 7/25/29	299,313	310,847
Connecticut Avenue Securities FRB Ser. 17-C03,
Class 1M2, (1 Month US LIBOR + 3.00%),
3.092%, 10/25/29	313,758	323,393
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 2M2, (1 Month US LIBOR + 2.80%),
2.892%, 2/25/30	67,171	68,639

MORTGAGE-BACKED
SECURITIES (42.3%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 18-C04,
Class 2M2, (1 Month US LIBOR + 2.55%),
2.642%, 12/25/30	$411,723	$418,615
Connecticut Avenue Securities FRB Ser. 18-C05,
Class 1M2, (1 Month US LIBOR + 2.35%),
2.442%, 1/25/31	72,858	73,701
Connecticut Avenue Securities FRB Ser. 18-C01,
Class 1M2, (1 Month US LIBOR + 2.25%),
2.342%, 7/25/30	214,908	217,747
Connecticut Avenue Securities FRB Ser. 17-C01,
Class 1EB1, (1 Month US LIBOR + 1.25%),
1.342%, 7/25/29	210,000	210,853
Connecticut Avenue Securities FRB Ser. 17-C07,
Class 1EB2, (1 Month US LIBOR + 1.00%),
1.092%, 5/25/30	532,000	530,469
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 17-C01,
Class 1B1, (1 Month US LIBOR + 5.75%),
5.842%, 7/25/29	208,000	228,596
Connecticut Avenue Securities Trust FRB
Ser. 19-R02, Class 1B1, (1 Month US LIBOR
+ 4.15%), 4.242%, 8/25/31	59,000	60,835
Connecticut Avenue Securities Trust FRB
Ser. 19-R01, Class 2M2, (1 Month US LIBOR
+ 2.45%), 2.542%, 7/25/31	74,051	74,537
Connecticut Avenue Securities Trust FRB
Ser. 19-HRP1, Class M2, (1 Month US LIBOR
+ 2.15%), 2.242%, 11/25/39	218,812	217,574
Connecticut Avenue Securities Trust FRB
Ser. 20-R01, Class 1M2, (1 Month US LIBOR
+ 2.05%), 2.142%, 1/25/40	405,359	406,854
Connecticut Avenue Securities Trust FRB
Ser. 20-R02, Class 2M2, (1 Month US LIBOR
+ 2.00%), 2.092%, 1/25/40	405,765	407,540
Connecticut Avenue Securities Trust FRB
Ser. 19-R05, Class 1M2, (1 Month US LIBOR
+ 2.00%), 2.092%, 7/25/39	30,580	30,705
FIRSTPLUS Home Loan Owner Trust Ser. 97-3,
Class B1, 7.79%, 11/10/23 (In default) †	77,731	8
GCAT Trust 144A Ser. 20-NQM2, Class A3,
2.935%, 4/25/65	130,293	132,648
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1,
(1 Month US LIBOR + 1.60%), 1.692%, 10/25/28
(Bermuda)	73,096	73,295
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2,
Class A2, 4.25%, 1/25/59	250,000	250,000
Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB1, 0.917%, 8/26/47 W	180,000	173,906
New Residential Mortgage Loan Trust 144A FRB
Ser. 20-NQM2, Class A2, 2.891%, 5/24/60 W	212,000	219,010
NovaStar Mortgage Funding Trust FRB Ser. 04-2,
Class M4, (1 Month US LIBOR + 1.80%),
1.892%, 9/25/34	108,958	105,661
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A,
Class M2, (1 Month US LIBOR + 2.85%), 2.942%,
7/25/28 (Bermuda)	380,000	386,494
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR
+ 3.20%), 3.292%, 2/25/29 (Bermuda)	150,000	152,135
FRB Ser. 18-1, Class M2, (1 Month US LIBOR
+ 2.70%), 2.792%, 3/25/28 (Bermuda)	200,000	202,090

Putnam VT Income Fund 9

MORTGAGE-BACKED
SECURITIES (42.3%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Residential Mortgage Loan Trust 144A Ser. 20-2,
Class A3, 2.911%, 5/25/60 W	$464,000	$476,527
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class A2, 3.97%, 4/25/60 W	889,000	917,735
Towd Point Mortgage Trust 144A Ser. 18-5,
Class M1, 3.25%, 7/25/58 W	153,000	159,626
Verus Securitization Trust 144A Ser. 20-INV1,
Class A3, 3.889%, 3/25/60 W	100,000	104,099
Vista Point Securitization Trust 144A Ser. 20-1,
Class A2, 2.77%, 3/25/65 W	219,000	225,112
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C4, (1 Month US
LIBOR + 0.86%), 0.952%, 10/25/45	1,139,434	1,128,009
FRB Ser. 05-AR17, Class A1B2, (1 Month US
LIBOR + 0.82%), 0.912%, 12/25/45	750,588	675,679
FRB Ser. 05-AR1, Class A2B, (1 Month US
LIBOR + 0.80%), 0.892%, 1/25/45	84,501	84,184
		23,938,759

Total mortgage-backed securities (cost $105,567,329)		$96,266,758

CORPORATE BONDS AND NOTES (28.0%)*	Principal amount	Value

Basic materials (1.0%)
Celanese US Holdings, LLC company
guaranty sr. unsec. notes 3.50%, 5/8/24
(Germany)	$13,000	$13,890
CF Industries, Inc. 144A company
guaranty sr. notes 4.50%, 12/1/26	235,000	269,739
Glencore Funding, LLC 144A company
guaranty sr. unsec. notes 2.50%, 9/1/30	142,000	141,653
Huntsman International, LLC sr. unsec.
notes 4.50%, 5/1/29	395,000	449,094
International Flavors & Fragrances, Inc.
sr. unsec. notes 4.45%, 9/26/28	85,000	98,280
International Flavors & Fragrances, Inc. 144A
company guaranty sr. unsec. bonds 3.468%,
12/1/50	35,000	36,381
International Flavors & Fragrances, Inc. 144A
sr. unsec. notes 2.30%, 11/1/30	60,000	59,661
LyondellBasell Industries NV sr. unsec.
unsub. bonds 4.625%, 2/26/55	225,000	270,209
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45
(Canada)	46,000	61,264
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30
(Canada)	110,000	116,037
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29
(Canada)	113,000	129,965
Sherwin-Williams Co. (The) sr. unsec.
unsub. bonds 3.45%, 6/1/27	140,000	154,407
Sherwin-Williams Co. (The) sr. unsec.
unsub. bonds 3.30%, 5/15/50	50,000	53,110
Sherwin-Williams Co. (The) sr. unsec.
unsub. notes 2.75%, 6/1/22	3,000	3,058
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 8.20%, 1/15/30	105,000	148,547
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 7.95%, 2/15/31	39,000	55,646
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%,
3/15/32 R	111,000	160,177
		2,221,118

CORPORATE BONDS
AND NOTES (28.0%)* cont.	Principal amount	Value

Capital goods (1.3%)
Berry Global, Inc. 144A company
guaranty sr. notes 1.65%, 1/15/27	$240,000	$237,922
Berry Global, Inc. 144A company
guaranty sr. unsub. notes 1.57%, 1/15/26	246,000	246,074
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	235,000	324,501
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	246,000	275,636
Johnson Controls International PLC sr. unsec.
unsub. bonds 4.50%, 2/15/47	135,000	169,388
L3Harris Technologies, Inc. sr. unsec.
bonds 1.80%, 1/15/31	321,000	311,272
L3Harris Technologies, Inc. sr. unsec.
notes 3.85%, 12/15/26	132,000	148,047
L3Harris Technologies, Inc. sr. unsec.
sub. notes 4.40%, 6/15/28	79,000	91,707
Northrop Grumman Corp. sr. unsec. bonds 5.25%,
5/1/50	45,000	63,201
Northrop Grumman Corp. sr. unsec.
unsub. notes 3.25%, 1/15/28	248,000	270,877
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	130,000	149,400
Oshkosh Corp. sr. unsec. unsub. notes 3.10%,
3/1/30	25,000	26,507
Raytheon Technologies Corp. sr. unsec.
unsub. notes 4.125%, 11/16/28	370,000	425,707
Waste Connections, Inc. sr. unsec.
sub. bonds 3.50%, 5/1/29	129,000	141,990
		2,882,229
Communication services (3.7%)
American Tower Corp. sr. unsec. bonds
2.70%, 4/15/31 R	881,000	908,579
American Tower Corp. sr. unsec. notes
2.90%, 1/15/30 R	137,000	144,152
American Tower Corp. sr. unsec. sub. notes
2.75%, 1/15/27 R	235,000	248,603
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	9,000	10,421
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	51,000	50,054
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	406,866
AT&T, Inc. 144A sr. unsec. bonds 3.55%, 9/15/55	820,000	822,749
AT&T, Inc. 144A sr. unsec. unsub. bonds
2.55%, 12/1/33	429,000	424,985
CC Holdings GS V, LLC/Crown Castle GS III Corp.
company guaranty sr. notes 3.849%, 4/15/23	36,000	38,109
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. notes 3.75%, 2/15/28	83,000	91,537
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 6.484%, 10/23/45	385,000	530,215
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 4.80%, 3/1/50	35,000	40,199
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp.
sr. bonds 3.70%, 4/1/51	94,000	92,972
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 5.375%, 5/1/47	35,000	42,889
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.999%, 11/1/49	184,000	216,679

10 Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (28.0%)* cont.	Principal amount	Value

Communication services cont.
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.40%, 7/15/46	$360,000	$384,025
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 2.35%, 1/15/27	286,000	299,981
Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.50%, 11/15/35	1,000	1,454
Comcast Corp. company guaranty sr. unsec.
unsub. notes 3.15%, 3/1/26	94,000	102,268
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	267,000	288,116
Cox Communications, Inc. 144A company
guaranty sr. unsec. bonds 2.95%, 10/1/50	129,000	122,199
Cox Communications, Inc. 144A sr. unsec.
bonds 4.50%, 6/30/43	90,000	107,995
Cox Communications, Inc. 144A sr. unsec.
notes 3.35%, 9/15/26	98,000	106,419
Crown Castle International Corp. sr. unsec.
bonds 3.80%, 2/15/28 R	12,000	13,333
Crown Castle International Corp. sr. unsec.
bonds 3.65%, 9/1/27 R	130,000	143,337
Crown Castle International Corp. sr. unsec.
notes 4.75%, 5/15/47 R	25,000	30,502
Crown Castle International Corp. sr. unsec.
sub. bonds 3.30%, 7/1/30 R	195,000	208,902
Equinix, Inc. sr. unsec. sub. notes
3.20%, 11/18/29 R	218,000	233,828
Rogers Communications, Inc. company
guaranty sr. unsec. unsub. notes 4.50%,
3/15/43 (Canada)	95,000	109,354
Sprint Spectrum Co., LLC/Sprint Spectrum Co.
II, LLC/Sprint Spectrum Co. III, LLC 144A
company guaranty sr. notes 3.36%, 9/20/21	30,000	30,166
T-Mobile USA, Inc. company
guaranty sr. bonds 4.50%, 4/15/50	261,000	308,614
T-Mobile USA, Inc. company
guaranty sr. notes 3.875%, 4/15/30	10,000	11,178
T-Mobile USA, Inc. company
guaranty sr. notes 3.75%, 4/15/27	107,000	118,235
T-Mobile USA, Inc. company
guaranty sr. notes 2.55%, 2/15/31	143,000	144,601
Telefonica Emisiones SA company guaranty
sr. unsec. bonds 4.895%, 3/6/48 (Spain)	208,000	249,066
Verizon Communications, Inc. sr. unsec.
bonds 3.70%, 3/22/61	251,000	268,836
Verizon Communications, Inc. sr. unsec.
notes 2.55%, 3/21/31	126,000	128,788
Verizon Communications, Inc. sr. unsec.
unsub. bonds 5.25%, 3/16/37	125,000	163,972
Verizon Communications, Inc. sr. unsec.
unsub. bonds 4.672%, 3/15/55	406,000	521,700
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.40%, 11/1/34	85,000	100,931
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.329%, 9/21/28	117,000	136,134
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)	82,000	85,690
		8,488,633
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN
(BBA LIBOR USD 3 Month + 3.33%), 3.449%,
perpetual maturity	228,000	223,440
		223,440

CORPORATE BONDS
AND NOTES (28.0%)* cont.	Principal amount	Value

Consumer cyclicals (2.3%)
Alimentation Couche-Tard, Inc. 144A
company guaranty sr. unsec. notes 3.55%,
7/26/27 (Canada)	$278,000	$305,105
Alimentation Couche-Tard, Inc. 144A sr. unsec.
notes 2.95%, 1/25/30 (Canada)	170,000	176,391
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	235,000	286,663
Amazon.com, Inc. sr. unsec. unsub. bonds
2.70%, 6/3/60	125,000	119,725
Amazon.com, Inc. sr. unsec. unsub. notes
1.50%, 6/3/30	215,000	210,166
Autonation, Inc. company guaranty sr. unsec.
notes 4.50%, 10/1/25	30,000	33,230
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.95%, 8/14/28	174,000	198,803
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.40%, 8/13/21	40,000	40,145
D.R. Horton, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 8/15/23	120,000	131,118
Discovery Communications, LLC company
guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	327,000	356,750
Dollar General Corp. sr. unsec. sub. notes
3.25%, 4/15/23	135,000	140,876
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	262,000	356,656
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	144,000	177,979
General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26	97,000	107,090
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	37,000	40,890
Global Payments, Inc. sr. unsec. notes
2.90%, 5/15/30	286,000	297,974
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%,
8/1/28 (United Kingdom)	70,000	82,513
IHS Markit, Ltd. 144A company guaranty
notes 4.75%, 2/15/25 (United Kingdom)	138,000	154,388
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)	44,000	48,895
Interpublic Group of Cos., Inc. (The) sr. unsec.
sub. bonds 4.65%, 10/1/28	237,000	278,361
Lennar Corp. company guaranty sr. unsec.
unsub. notes 4.75%, 11/29/27	236,000	272,785
Moody’s Corp. sr. unsec. bonds 5.25%, 7/15/44	108,000	144,545
Moody’s Corp. sr. unsec. bonds 2.55%, 8/18/60	133,000	117,857
Omnicom Group, Inc. sr. unsec. notes 4.20%, 6/1/30	130,000	150,078
Omnicom Group, Inc. sr. unsec. sub. notes
2.45%, 4/30/30	50,000	50,788
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	85,000	92,225
S&P Global, Inc. company guaranty sr. unsec.
bonds 2.50%, 12/1/29	70,000	73,364
S&P Global, Inc. company guaranty sr. unsec.
notes 1.25%, 8/15/30	72,000	68,149
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27	148,000	155,031
Square, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31	380,000	383,326
ViacomCBS, Inc. company guaranty sr. unsec.
bonds 4.20%, 6/1/29	50,000	57,675
ViacomCBS, Inc. company guaranty sr. unsec.
unsub. bonds 2.90%, 1/15/27	58,000	61,581
Walt Disney Co. (The) company guaranty sr. unsec.
bonds 7.75%, 12/1/45	55,000	96,822
		5,267,944

Putnam VT Income Fund 11

CORPORATE BONDS
AND NOTES (28.0%)* cont.	Principal amount	Value

Consumer staples (1.3%)
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	$301,000	$413,827
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	1,000	1,267
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	100,000	122,084
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 3.50%, 6/1/30	105,000	116,800
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	162,000	192,985
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	335,000	350,913
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	19,604	22,643
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. bonds 4.50%, 2/15/45	40,000	48,786
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7.00%, 10/15/37	83,000	123,825
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 5.625%, 3/15/42	91,000	124,060
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. bonds 3.20%, 5/1/30	38,000	41,075
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. notes 2.25%, 3/15/31	407,000	410,305
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	101,000	118,584
Kraft Heinz Foods Co. company guaranty sr. unsec.
bonds 4.375%, 6/1/46	255,000	288,966
Kraft Heinz Foods Co. company guaranty sr. unsec.
sub. notes 3.875%, 5/15/27	40,000	43,951
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	129,000	133,354
Netflix, Inc. sr. unsec. unsub. notes 4.375%,
11/15/26	380,000	432,144
		2,985,569
Energy (0.8%)
BP Capital Markets America, Inc. company
guaranty sr. unsec. notes 3.119%, 5/4/26	370,000	401,255
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	257,000	298,836
Diamondback Energy, Inc. company
guaranty sr. unsec. notes 3.25%, 12/1/26	90,000	96,471
Equinor ASA company guaranty sr. unsec.
notes 5.10%, 8/17/40 (Norway)	1,000	1,331
Sabine Pass Liquefaction, LLC sr. bonds
4.20%, 3/15/28	2,000	2,259
Sabine Pass Liquefaction, LLC sr. notes
5.00%, 3/15/27	103,000	118,938
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.875%,
5/10/26 (Netherlands)	230,000	248,399
Spectra Energy Partners LP sr. unsec.
notes 3.375%, 10/15/26	145,000	157,617
TotalEnergies Capital International SA company
guaranty sr. unsec. unsub. notes 2.829%,
1/10/30 (France)	335,000	359,797
Transcanada Trust company guaranty jr. unsec.
sub. FRB 5.30%, 3/15/77 (Canada)	217,000	230,367
		1,915,270
Financials (9.5%)
Air Lease Corp. sr. unsec. sub. bonds
4.625%, 10/1/28	50,000	56,330
Air Lease Corp. sr. unsec. sub. notes
3.25%, 10/1/29	263,000	274,099

CORPORATE BONDS
AND NOTES (28.0%)* cont.	Principal amount	Value

Financials cont.
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	$41,000	$59,284
Aon PLC company guaranty sr. unsec.
unsub. notes 4.25%, 12/12/42	171,000	196,966
Ares Capital Corp. sr. unsec. sub. notes
3.875%, 1/15/26	291,000	311,731
Australia & New Zealand Banking Group, Ltd. 144A
unsec. sub. FRB 2.57%, 11/25/35 (Australia)	245,000	237,479
Australia & New Zealand Banking Group,
Ltd./United Kingdom 144A jr. unsec. sub. FRB
6.75%, perpetual maturity (United Kingdom)	200,000	235,126
Banco Santander SA sr. unsec.
unsub. notes 4.379%, 4/12/28 (Spain)	200,000	227,957
Banco Santander SA unsec. sub. notes 5.179%,
11/19/25 (Spain)	200,000	228,728
Bank of America Corp. jr. unsec.
sub. bonds Ser. JJ, 5.125%, perpetual maturity	234,000	249,210
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	245,000	274,400
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	40,000	45,300
Bank of America Corp. sr. unsec. FRN Ser. MTN,
2.496%, 2/13/31	408,000	416,566
Bank of America Corp. unsec. sub. FRN (BBA LIBOR
USD 3 Month + 0.76%), 0.879%, 9/15/26	100,000	99,405
Bank of America Corp. unsec. sub. notes
6.11%, 1/29/37	300,000	411,329
Bank of Montreal unsec. sub. FRN 3.803%,
12/15/32 (Canada)	97,000	106,941
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	210,000	261,686
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%,
perpetual maturity (France)	200,000	208,204
BPCE SA 144A unsec. sub. notes 4.50%,
3/15/25 (France)	317,000	349,270
Cantor Fitzgerald LP 144A unsec. notes
6.50%, 6/17/22	74,000	78,043
Capital One Financial Corp. unsec.
sub. notes 4.20%, 10/29/25	225,000	251,254
CIT Bank NA sr. unsec. FRN Ser. BKNT,
2.969%, 9/27/25	385,000	402,806
CIT Group, Inc. sr. unsec. sub. notes
5.00%, 8/1/23	100,000	108,125
CIT Group, Inc. sr. unsec. unsub. notes
5.25%, 3/7/25	151,000	169,875
Citigroup, Inc. jr. unsec. sub. FRN 3.875%,
perpetual maturity	363,000	372,983
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	18,000	19,829
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	21,000	22,474
Citigroup, Inc. sr. unsec. unsub. FRB
3.887%, 1/10/28	64,000	71,229
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	2,000	2,545
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,007,000	1,150,494
CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	70,000	79,383
Commonwealth Bank of Australia 144A unsec.
sub. notes 2.688%, 3/11/31 (Australia)	200,000	199,950
Credit Agricole SA 144A unsec. sub. FRN 4.00%,
1/10/33 (France)	400,000	434,000
Credit Suisse Group AG 144A jr. unsec. sub. FRN
6.25%, perpetual maturity (Switzerland)	225,000	246,375

12 Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (28.0%)* cont.	Principal amount	Value

Financials cont.
Credit Suisse Group AG 144A sr. unsec. FRN
2.193%, 6/5/26 (Switzerland)	$620,000	$633,996
Deutsche Bank AG unsec. sub. FRB 3.729%,
1/14/32 (Germany)	505,000	513,904
Digital Realty Trust LP company
guaranty sr. unsec. bonds 4.45%, 7/15/28 R	281,000	325,389
Fairfax Financial Holdings, Ltd. sr. unsec.
notes 4.85%, 4/17/28 (Canada)	262,000	301,386
Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 8/13/24	25,000	27,421
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%,
perpetual maturity	63,000	65,363
Five Corners Funding Trust 144A sr. unsec.
bonds 4.419%, 11/15/23	235,000	255,945
Goldman Sachs Group, Inc. (The) sr. unsec. FRB
4.223%, 5/1/29	205,000	233,801
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 3.85%, 1/26/27	405,000	446,275
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 2.60%, 2/7/30	91,000	94,151
Goldman Sachs Group, Inc. (The) unsec.
sub. notes 6.75%, 10/1/37	314,000	457,193
Intercontinental Exchange, Inc. sr. unsec.
bonds 2.65%, 9/15/40	309,000	296,137
Intercontinental Exchange, Inc. sr. unsec.
bonds 1.85%, 9/15/32	154,000	145,740
Intesa Sanpaolo SpA 144A unsec.
sub. bonds 4.198%, 6/1/32 (Italy)	610,000	627,320
JPMorgan Chase & Co. jr. unsec. bonds 6.10%,
perpetual maturity	87,000	95,156
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH,
4.60%, perpetual maturity	503,000	521,259
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W,
(BBA LIBOR USD 3 Month + 1.00%), 1.156%, 5/15/47	100,000	85,900
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%,
perpetual maturity	87,000	87,122
JPMorgan Chase & Co. sr. unsec. unsub. FRB
3.964%, 11/15/48	746,000	875,419
JPMorgan Chase & Co. unsec. sub. FRB
2.956%, 5/13/31	92,000	96,646
KKR Group Finance Co. VI, LLC 144A company
guaranty sr. unsec. bonds 3.75%, 7/1/29	139,000	155,174
Marsh & McLennan Cos., Inc. sr. unsec.
sub. notes 4.375%, 3/15/29	194,000	227,398
Massachusetts Mutual Life Insurance Co. 144A
unsec. sub. bonds 3.729%, 10/15/70	44,000	46,669
MetLife Capital Trust IV 144A jr. unsec.
sub. notes 7.875%, 12/15/37	340,000	473,450
MetLife, Inc. jr. unsec. sub. notes
6.40%, 12/15/36	85,000	109,167
Mitsubishi UFJ Financial Group, Inc. sr. unsec.
unsub. notes 3.85%, 3/1/26 (Japan)	200,000	223,585
Morgan Stanley sr. unsec. unsub. notes
4.375%, 1/22/47	760,000	952,045
NatWest Group PLC sr. unsec. unsub. FRB 4.892%,
5/18/29 (United Kingdom)	200,000	233,641
Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes
4.875%, 4/15/45	75,000	86,974
Prologis LP sr. unsec. unsub. notes
2.25%, 4/15/30 R	79,000	80,691

CORPORATE BONDS
AND NOTES (28.0%)* cont.	Principal amount	Value

Financials cont.
Prudential Financial, Inc. jr. unsec. sub. FRN
5.625%, 6/15/43	$66,000	$71,280
Prudential Financial, Inc. jr. unsec. sub. FRN
5.20%, 3/15/44	199,000	214,174
Prudential Financial, Inc. sr. unsec.
notes 6.625%, 6/21/40	2,000	3,019
Royal Bank of Canada unsec. sub. notes Ser.
GMTN, 4.65%, 1/27/26 (Canada)	140,000	160,398
Societe Generale SA 144A jr. unsec.
sub. notes 5.375%, perpetual maturity (France)	463,000	491,628
Sumitomo Mitsui Financial Group, Inc. 144A unsec.
sub. bonds 4.436%, 4/2/24 (Japan)	205,000	223,161
Teachers Insurance & Annuity Association
of America 144A unsec. sub. notes
6.85%, 12/16/39	175,000	265,367
Toronto-Dominion Bank (The) unsec. sub.
FRB 3.625%, 9/15/31 (Canada)	180,000	199,445
Truist Financial Corp. jr. unsec. sub. FRB
Ser. N, 4.80%, 9/1/24	211,000	221,550
U.S. Bancorp unsec. sub. notes 3.00%, 7/30/29	455,000	492,673
UBS Group AG 144A jr. unsec. sub. FRN 4.375%,
perpetual maturity (Switzerland)	780,000	797,101
UBS Group Funding Switzerland AG company
guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%,
perpetual maturity (Switzerland)	247,000	281,811
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5.875%, perpetual maturity	115,000	128,944
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%,
perpetual maturity	126,000	130,448
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT,
6.60%, 1/15/38	610,000	900,588
Westpac Banking Corp. unsec. sub. bonds 4.421%,
7/24/39 (Australia)	206,000	243,715
Westpac Banking Corp. unsec. sub. bonds 2.963%,
11/16/40 (Australia)	166,000	163,097
		21,622,092
Health care (2.7%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	761,000	826,480
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25
(acquired 5/12/20, cost $138,255) ∆∆	130,000	142,200
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	200,000	257,942
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	100,000	106,175
Becton Dickinson and Co. sr. unsec. notes
2.823%, 5/20/30	225,000	235,659
Bristol-Myers Squibb Co. sr. unsec.
sub. bonds 2.55%, 11/13/50	215,000	205,587
Bristol-Myers Squibb Co. sr. unsec.
sub. notes 3.40%, 7/26/29	556,000	623,102
Cigna Corp. company guaranty sr. unsec.
unsub. notes 3.75%, 7/15/23	96,000	102,232
CVS Health Corp. sr. unsec. unsub. notes
4.78%, 3/25/38	372,000	457,652
CVS Health Corp. sr. unsec. unsub. notes
3.70%, 3/9/23	12,000	12,638
CVS Pass-Through Trust 144A sr. mtge.
notes 4.704%, 1/10/36	103,918	117,762
DH Europe Finance II Sarl company
guaranty sr. unsec. bonds 3.40%, 11/15/49
(Luxembourg)	189,000	208,356
DH Europe Finance II Sarl company
guaranty sr. unsec. notes 2.60%, 11/15/29
(Luxembourg)	60,000	62,731

Putnam VT Income Fund 13

CORPORATE BONDS
AND NOTES (28.0%)* cont.	Principal amount	Value

Health care cont.
HCA, Inc. company guaranty sr. bonds
5.25%, 6/15/26	$35,000	$40,515
HCA, Inc. company guaranty sr. bonds
3.50%, 7/15/51	279,000	278,872
HCA, Inc. company guaranty sr. notes
4.125%, 6/15/29	51,000	57,430
HCA, Inc. company guaranty sr. sub. bonds
5.50%, 6/15/47	45,000	58,609
HCA, Inc. company guaranty sr. sub. notes
5.00%, 3/15/24	95,000	104,968
Merck & Co., Inc. sr. unsec. unsub. notes
3.70%, 2/10/45	160,000	184,267
Novartis Capital Corp. company guaranty
sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	323,412
Pfizer, Inc. sr. unsec. unsub. notes
3.00%, 12/15/26	125,000	137,331
Service Corp. International sr. unsec.
notes 4.625%, 12/15/27	28,000	29,611
Service Corp. International sr. unsec.
notes 3.375%, 8/15/30	43,000	42,131
UnitedHealth Group, Inc. sr. unsec.
unsub. bonds 4.75%, 7/15/45	50,000	65,497
UnitedHealth Group, Inc. sr. unsec.
unsub. bonds 2.90%, 5/15/50	160,000	161,611
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 3.85%, 6/15/28	231,000	265,454
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 2.00%, 5/15/30	165,000	166,228
Viatris, Inc. 144A company guaranty sr. unsec.
bonds 4.00%, 6/22/50	250,000	264,382
Viatris, Inc. 144A company guaranty sr. unsec.
notes 2.30%, 6/22/27	155,000	158,215
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	298,000	338,814
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	73,000	72,663
		6,108,526
Technology (3.0%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	115,000	101,418
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	131,000	137,045
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	904,000	880,465
Apple, Inc. sr. unsec. unsub. notes
4.375%, 5/13/45	468,000	596,671
Broadcom, Inc. company guaranty sr. unsec.
bonds 4.15%, 11/15/30	570,000	639,207
Broadcom, Inc. 144A company guaranty sr. unsec.
bonds 3.75%, 2/15/51	205,000	214,001
Cisco Systems, Inc./California sr. unsec.
unsub. notes 2.50%, 9/20/26	120,000	128,754
Dell International, LLC/EMC Corp. company
guaranty sr. bonds 8.35%, 7/15/46	43,000	70,331
Fidelity National Information Services, Inc.
sr. unsec. bonds 2.25%, 3/1/31	255,000	254,544
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	116,000	127,639
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	295,000	339,113
Microsoft Corp. sr. unsec. unsub. bonds
2.921%, 3/17/52	306,000	324,772
Microsoft Corp. sr. unsec. unsub. bonds
2.675%, 6/1/60	500,000	495,172
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	535,000	567,290
Oracle Corp. sr. unsec. unsub. bonds
4.00%, 11/15/47	85,000	92,724

CORPORATE BONDS
AND NOTES (28.0%)* cont.	Principal amount	Value

Technology cont.
Salesforce.com, Inc. sr. unsec. bonds
3.05%, 7/15/61	$479,000	$485,332
Salesforce.com, Inc. sr. unsec. bonds
2.90%, 7/15/51	481,000	485,689
Salesforce.com, Inc. sr. unsec.
unsub. notes 3.70%, 4/11/28	190,000	216,442
Sensata Technologies, Inc. 144A company
guaranty sr. unsec. notes 3.75%, 2/15/31	465,000	459,806
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	258,000	242,061
		6,858,476
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	137,000	148,391
		148,391
Utilities and power (2.2%)
AES Corp. (The) 144A sr. unsec. bonds
2.45%, 1/15/31	306,000	302,760
American Electric Power Co., Inc. sr. unsec.
unsub. bonds 3.25%, 3/1/50	100,000	99,965
American Electric Power Co., Inc. sr. unsec.
unsub. notes Ser. J, 4.30%, 12/1/28	222,000	255,493
Appalachian Power Co. sr. unsec.
unsub. notes Ser. L, 5.80%, 10/1/35	5,000	6,534
Berkshire Hathaway Energy Co. sr. unsec.
bonds 6.50%, 9/15/37	5,000	7,132
Berkshire Hathaway Energy Co. sr. unsec.
bonds 4.25%, 10/15/50	100,000	121,727
Commonwealth Edison Co. sr. mtge. bonds
5.875%, 2/1/33	4,000	5,331
Consolidated Edison Co. of New York, Inc.
sr. unsec. unsub. notes 4.20%, 3/15/42	86,000	99,697
Dominion Energy, Inc. sr. unsec.
unsub. bonds 4.90%, 8/1/41	135,000	170,297
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	65,000	73,388
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	194,257
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	207,000	230,518
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	72,000	76,613
El Paso Natural Gas Co., LLC company
guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	214,000	314,967
Enbridge, Inc. company guaranty sr. unsec.
unsub. bonds 4.50%, 6/10/44 (Canada)	90,000	106,188
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	95,000	107,080
Energy Transfer LP jr. unsec. sub. FRN 6.625%,
perpetual maturity	145,000	141,919
Energy Transfer Operating LP company
guaranty sr. unsec. notes 5.875%, 1/15/24	85,000	94,189
Energy Transfer Operating LP company
guaranty sr. unsec. notes 2.90%, 5/15/25	71,000	74,726
Energy Transfer Operating LP sr. unsec.
unsub. bonds 6.125%, 12/15/45	175,000	223,058
Energy Transfer Operating LP sr. unsec.
unsub. notes 6.50%, 2/1/42	29,000	37,652
Enterprise Products Operating, LLC company
guaranty sr. unsec. notes 2.80%, 1/31/30	142,000	150,011
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	319,000	366,981
Florida Power & Light Co. sr. bonds 4.125%, 2/1/42	203,000	248,441
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	105,000	117,921
IPALCO Enterprises, Inc. sr. sub. notes
3.70%, 9/1/24	43,000	46,264

14 Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (28.0%)* cont.	Principal amount	Value

Utilities and power cont.
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.40%, 9/1/44	$86,000	$106,591
NRG Energy, Inc. 144A company
guaranty sr. notes 3.75%, 6/15/24	127,000	135,234
Oncor Electric Delivery Co., LLC sr. notes
5.75%, 3/15/29	161,000	202,304
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	119,000	115,570
Pacific Gas and Electric Co. sr. notes
3.30%, 3/15/27	213,000	220,395
PacifiCorp sr. bonds 2.70%, 9/15/30	133,000	139,679
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	2,000	2,847
PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	10,000	10,487
Vistra Operations Co., LLC 144A company
guaranty sr. notes 4.30%, 7/15/29	96,000	104,344
Vistra Operations Co., LLC 144A company
guaranty sr. notes 3.55%, 7/15/24	108,000	114,034
WEC Energy Group, Inc. jr. unsec. sub. FRN
Ser. A, (BBA LIBOR USD 3 Month + 2.11%),
2.268%, 5/15/67	314,000	290,442
		5,115,036

Total corporate bonds and notes (cost $59,152,213)		$63,836,724

ASSET-BACKED SECURITIES (3.9%)*	Principal amount	Value

1Sharpe Mortgage Trust 144A FRB Ser. 20-1,
Class NOTE, (BBA LIBOR USD 3 Month + 2.90%),
3.047%, 7/25/24	$455,000	$455,000
LHOME Mortgage Trust 144A Ser. 19-RTL2,
Class A1, 3.844%, 3/25/24	660,000	665,280
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR
+ 0.90%), 0.992%, 10/25/53	203,000	203,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR
+ 0.80%), 0.892%, 11/25/53	122,000	122,000
Mortgage Repurchase Agreement Financing Trust FRB
Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%),
1.427%, 4/23/23	246,000	246,118
Mortgage Repurchase Agreement Financing Trust
144A FRB Ser. 20-5, Class A1, (1 Month US LIBOR
+ 1.00%), 1.077%, 8/10/23	289,000	289,316
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR
+ 1.45%), 1.95%, 7/21/21	783,000	783,000
FRB Ser. 21-EBO4, Class A1X, (1 Month US LIBOR
+ 1.75%), 1.842%, 2/16/22	517,000	517,065
FRB Ser. 21-EBO1, Class A1X, (1 Month US LIBOR
+ 1.75%), 1.842%, 10/8/21	404,000	404,000
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR
+ 1.70%), 1.773%, 4/22/22	460,000	460,000
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR
+ 1.50%), 1.591%, 3/8/22	454,000	454,000
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR
+ 1.35%), 1.423%, 7/15/21	769,000	769,000
FRB Ser. 21-8, Class A1X, (1 Month US LIBOR
+ 1.15%), 1.26%, 10/15/21	777,000	777,000
FRB Ser. 21-11, Class A1X, (1 Month US LIBOR
+ 1.15%), 1.236%, 1/25/22	517,000	517,000

ASSET-BACKED
SECURITIES (3.9%)* cont.	Principal amount	Valu

Station Place Securitization Trust 144A
FRB Ser. 20-15, Class A, (1 Month US LIBOR
+ 1.37%), 1.461%, 12/10/21	$493,000	$493,000
FRB Ser. 21-6, Class A, (1 Month US LIBOR
+ 0.80%), 0.891%, 4/25/22	531,000	531,000
Station Place Securitization Trust 144A
FRB Ser. 21-10, Class A, (1 Month US LIBOR
+ 0.75%), 0.854%, 8/8/22	531,000	531,000
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1,
Class A1, 2.734%, 3/25/23 W	580,000	588,853
Total asset-backed securities (cost $8,790,998)		$8,805,632

PURCHASED SWAP OPTIONS OUTSTANDING (1.2%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
0.485/3 month USD-
LIBOR-BBA/Jan-25	Jan-24/0.485	$24,072,200	$22,628
Morgan Stanley & Co. International PLC
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00	3,110,300	796,486
3.00/3 month USD-
LIBOR-BBA/Feb-73	Feb-48/3.00	3,110,300	786,564
2.75/3 month USD-
LIBOR-BBA/May-73	May-48/2.75	3,110,300	665,355
(1.613)/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	304,725
1.613/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	166,491
Total purchased swap options outstanding (cost $1,657,514)			$2,742,249

		Principal amount/
SHORT-TERM INVESTMENTS (25.7%)*		shares	Value
Putnam Short Term Investment Fund
Class P 0.09% L	Shares	36,774,305	$36,774,305
State Street Institutional U.S. Government
Money Market Fund, Premier Class 0.03% P	Shares	20,000	20,000
U.S. Treasury Bills 0.005%, 7/6/21 # ∆ §		$400,000	399,998
U.S. Treasury Bills 0.040%, 10/14/21 ∆ § ϕ		1,100,000	1,099,848
U.S. Treasury Bills 0.023%, 7/20/21 ∆ §		3,000,000	2,999,921
U.S. Treasury Bills 0.021%, 8/3/21 ∆ §		3,300,000	3,299,858
U.S. Treasury Bills 0.015%, 9/2/21 ∆ §		5,700,000	5,699,476
U.S. Treasury Cash Management Bills
0.048%, 10/19/21 # ∆ §		2,500,000	2,499,580
U.S. Treasury Cash Management Bills
0.018%, 9/28/21 ∆ §		2,200,000	2,199,782
U.S. Treasury Cash Management Bills 0.011%,
9/21/21 ∆ §		3,400,000	3,399,628
Total short-term investments (cost $58,393,382)			$58,392,396

Total investments (cost $370,899,544)			$368,119,746

Putnam VT Income Fund 15

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2021 through June 30, 2021 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $227,611,195.

† This security is non-income-producing.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $142,200, or less than 0.1% of net assets.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $404,921 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $18,432,573 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

ϕ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $39,992 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,617,681 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $129,751,548 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

					Unrealized
	Number of	Notional		Expiration	appreciation/
FUTURES CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)	contracts	amount	Value	date	(depreciation)
U.S. Treasury Bond 30 yr (Long)	25	$4,018,750	$4,018,750	Sep-21	$95,655
U.S. Treasury Bond Ultra 30 yr (Long)	53	10,212,438	10,212,438	Sep-21	394,092
U.S. Treasury Bond Ultra 30 yr (Short)	1	192,688	192,688	Sep-21	154
U.S. Treasury Note 2 yr (Long)	38	8,372,172	8,372,172	Sep-21	(14,336)
U.S. Treasury Note 2 yr (Short)	502	110,600,797	110,600,797	Sep-21	190,831
U.S. Treasury Note 5 yr (Long)	22	2,715,453	2,715,453	Sep-21	(8,299)
U.S. Treasury Note 5 yr (Short)	14	1,728,016	1,728,016	Sep-21	5,218
U.S. Treasury Note 10 yr (Long)	106	14,045,000	14,045,000	Sep-21	51,660
U.S. Treasury Note 10 yr (Short)	40	5,300,000	5,300,000	Sep-21	(20,403)
U.S. Treasury Note Ultra 10 yr (Short)	41	6,035,328	6,035,328	Sep-21	(88,904)
Unrealized appreciation					737,610
Unrealized (depreciation)					(131,942)
Total					$605,668

16 Putnam VT Income Fund

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/21 (premiums $14,003,884) (Unaudited)
		Notional/
Counterparty	Expiration	contract
Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
1.8775/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.8775	$2,555,300	$4,421
1.897/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.897	9,925,000	16,277
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985	24,072,200	140,822
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	14,363,800	462,227
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	14,363,800	4,665,362
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	1,877,700	100,044
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	1,877,700	131,570
Goldman Sachs International
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	185,383
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	1,670,840
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,030,300	16,629
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,064,700	26,676
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,030,300	107,450
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,064,700	111,514
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	14,803,400	118,427
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	14,803,400	2,012,078
Morgan Stanley & Co. International PLC
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	52,580
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	53,949
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	112,044
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	179,870
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	255,082
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	261,370
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	8,977,400	596,548
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	3,110,300	606,104
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	3,110,300	747,218
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	3,110,300	754,963
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	8,977,400	2,374,881
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	161,600	7,964
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	323,100	70,649
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,178,100	116,311
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,178,100	121,953
Total			$16,081,206

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	$12,515,500	$(115,455)	$267,957
(3.312)/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	30,423,400	(554,649)	225,742
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765	3,129,400	(74,167)	136,974
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	117,306
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17	8,461,600	(408,695)	86,224
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29	2,961,600	(145,668)	48,600
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	23,206,800	(149,974)	34,578
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305	17,007,100	(20,409)	11,905
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	1,694,800	(38,344)	2,678
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	23,206,800	(149,974)	(3,945)

Putnam VT Income Fund 17

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A. cont.
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875	$3,401,400	$(44,218)	$(23,776)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765	3,129,400	(74,167)	(73,353)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	12,515,500	(115,455)	(113,265)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	(127,927)
3.312/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	30,423,400	(4,300,165)	(293,282)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	1,694,800	(796,854)	(556,810)
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	23,206,800	97,759	25,992
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875	1,700,700	47,620	19,201
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805	34,014,200	11,055	(5,102)
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29	4,230,800	66,000	(19,377)
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085	16,923,300	232,272	(31,816)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	23,206,800	97,759	(77,511)
Barclays Bank PLC
2.232/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	1,797,000	(217,707)	40,468
(2.232)/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	1,797,000	(217,707)	(28,375)
Citibank, N.A.
2.285/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	11,799,100	(1,018,852)	188,786
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	55,965
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	1,155,500	(36,716)	39,033
1.504/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.504	5,743,100	(79,111)	5,801
1.026/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-21/1.026	9,773,300	(8,307)	20
0.98/3 month USD-LIBOR-BBA/Jul-26 (Purchased)	Jul-21/0.98	13,309,400	(45,917)	(3,194)
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	13,281,900	(177,048)	(3,320)
(0.98)/3 month USD-LIBOR-BBA/Jul-26 (Purchased)	Jul-21/0.98	13,309,400	(45,917)	(5,457)
(1.504)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.504	5,743,100	(79,111)	(9,534)
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	13,281,900	(177,048)	(14,610)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	1,155,500	(36,716)	(24,993)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(74,121)
(2.285)/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	11,799,100	(1,018,852)	(146,309)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	59,136
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	13,281,900	100,677	8,633
(1.321)/3 month USD-LIBOR-BBA/Sep-31 (Written)	Sep-21/1.321	1,115,200	8,044	(126)
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	13,281,900	100,677	(4,914)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	(10,951)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	45,846
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(101,356)	1,846
1.473/3 month USD-LIBOR-BBA/Aug-31 (Purchased)	Aug-21/1.473	1,930,300	(18,280)	714
(1.473)/3 month USD-LIBOR-BBA/Aug-31 (Purchased)	Aug-21/1.473	1,930,300	(18,280)	(3,745)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(165,242)	(15,308)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(56,322)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	446,993
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(135,275)	61,854
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(84,278)	43,058
(1.985)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	1,862,900	(127,795)	10,619
(2.031)/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	2,608,100	(178,394)	10,589
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	10,077
2.031/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	2,608,100	(178,394)	2,060
1.985/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	1,862,900	(127,795)	(2,254)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	(12,888)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(93,888)	(63,718)

18 Putnam VT Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A. cont.
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	$1,458,100	$(151,642)	$(70,208)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(533,886)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	2,175,500	139,993	74,489
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	2,175,500	139,993	(88,304)
Morgan Stanley & Co. International PLC
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	49,411
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	28,790
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	(12,598)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	(86,949)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	3,496,900	(120,206)	32,871
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	412,400	(28,765)	6,813
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	1,398,800	(73,157)	5,287
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	1,398,800	(73,157)	(1,357)
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	412,400	(28,765)	(4,322)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	3,496,900	(120,206)	(40,914)
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	604,200	79,452	15,238
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775	1,072,400	29,223	14,735
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775	1,072,400	29,223	(7,121)
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	604,200	79,452	(10,422)
UBS AG
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	1,473,500	(82,442)	80,158
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	12,278,900	(82,821)	68,271
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	4,911,600	(77,849)	53,193
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	3,683,700	(78,094)	52,603
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	5,165,700	(141,695)	24,692
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	699,400	(63,121)	5,127
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	699,400	(63,121)	(18,324)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	4,911,600	(77,849)	(38,703)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	12,278,900	(82,821)	(49,607)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	3,683,700	(78,094)	(58,092)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	1,473,500	(82,442)	(58,542)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	5,165,700	(377,742)	(72,836)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	10,977,200	326,087	313,289
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	2,946,900	78,314	50,009
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	2,946,900	78,314	(72,494)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	10,977,200	87,753	(83,317)
Wells Fargo Bank, N.A.
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	192,863
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	4,895,700	(100,239)	39,019
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	3,496,900	(71,774)	29,339
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	2,068,800	(103,181)	20,171
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	2,068,800	(103,181)	(20,729)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	3,496,900	(71,774)	(21,051)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	4,895,700	(100,239)	(27,416)
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	(211,070)
Unrealized appreciation				3,165,023
Unrealized (depreciation)				(3,394,565)
Total				$(229,542)

Putnam VT Income Fund 19

TBA SALE COMMITMENTS OUTSTANDING at 6/30/21	Principal	Settlement
(proceeds receivable $31,406,074) (Unaudited)	amount	date	Value
Uniform Mortgage-Backed Securities, 2.50%, 7/1/51	$8,000,000	7/14/21	$8,274,374
Uniform Mortgage-Backed Securities, 2.00%, 7/1/51	23,000,000	7/14/21	23,239,325
Total			$31,513,699

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$8,508,000	$1,074,816	$(256,513)	3/2/31	3 month USD-LIBOR-BBA —	2.7725% — Semiannually	$895,375
				Quarterly
2,707,100	138,712	(548)	12/2/23	3 month USD-LIBOR-BBA —	2.536% — Semiannually	143,408
				Quarterly
845,700	33,896 E	(19)	11/20/39	3 month USD-LIBOR-BBA —	2.55% — Semiannually	33,877
				Quarterly
4,004,800	286,343	(57)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-	(291,882)
					BBA — Quarterly
4,070,000	294,709	—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-	(298,696)
					BBA — Quarterly
1,715,500	243,447 E	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-	(243,447)
					BBA — Quarterly
2,216,500	50,869 E	(25)	6/5/29	3 month USD-LIBOR-BBA —	2.2225% — Semiannually	50,844
				Quarterly
185,400	21,649 E	(6)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-	(21,655)
					BBA — Quarterly
5,041,700	292,267	(71)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-	(335,852)
					BBA — Quarterly
2,745,300	58,091 E	(94)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-	(58,184)
					BBA — Quarterly
1,942,200	97,848 E	(66)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-	97,782
					BBA — Quarterly
18,776,700	64,029	(52,620)	10/15/21	3 month USD-LIBOR-BBA —	1.316% — Semiannually	56,195
				Quarterly
19,527,800	81,626	(52,096)	10/21/21	3 month USD-LIBOR-BBA —	1.5025% — Semiannually	79,417
				Quarterly
86,100	2,395 E	(3)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-	(2,398)
					BBA — Quarterly
66,300	998 E	(2)	1/24/55	3 month USD-LIBOR-BBA —	1.977% — Semiannually	996
				Quarterly
760,300	99,014 E	(26)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-	98,988
					BBA — Quarterly
17,631,900	18,161	(66)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-	(54,389)
					BBA — Quarterly
38,133,100	47,285	(144)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-	(78,409)
					BBA — Quarterly
3,934,700	460,124 E	(134)	1/27/47	3 month USD-LIBOR-BBA —	1.27% — Semiannually	(460,258)
				Quarterly
332,300	36,154 E	(11)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-	36,143
					BBA — Quarterly
323,200	72,833 E	(11)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-	72,822
					BBA — Quarterly
226,500	59,560 E	(8)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-	59,553
					BBA — Quarterly
2,515,900	127,103 E	(36)	3/17/32	3 month USD-LIBOR-BBA —	1.03% — Semiannually	(127,139)
				Quarterly
8,508,000	1,064,776	(1,134,561)	2/18/31	3 month USD-LIBOR-BBA —	2.764% — Semiannually	15,133
				Quarterly
371,700	15,310 E	(5)	3/24/32	3 month USD-LIBOR-BBA —	1.07% — Semiannually	(15,315)
				Quarterly
167,400	14,773 E	(3)	3/24/35	3 month USD-LIBOR-BBA —	0.968% — Semiannually	(14,776)
				Quarterly
1,995,900	149,353 E	(28)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-	149,325
					BBA — Quarterly

20 Putnam VT Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$206,700	$15,544 E	$(4)	6/28/37	3 month USD-LIBOR-BBA —	1.168% — Semiannually	$(15,548)
				Quarterly
4,005,400	78,666	(32)	7/14/25	3 month USD-LIBOR-BBA —	0.30% — Semiannually	(74,736)
				Quarterly
1,848,600	116,092	(25)	7/15/30	3 month USD-LIBOR-BBA —	0.645% — Semiannually	(111,345)
				Quarterly
4,507,900	93,674	(43)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-	89,418
					BBA — Quarterly
2,850,000	61,418	(23)	8/12/25	3 month USD-LIBOR-BBA —	0.277% — Semiannually	(59,055)
				Quarterly
1,288,500	199,885 E	99,385	9/2/52	3 month USD-LIBOR-BBA —	1.188% — Semiannually	(100,500)
				Quarterly
3,643,300	76,254	(34)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-	75,003
					BBA — Quarterly
9,309,600	2,514	(35)	9/16/22	3 month USD-LIBOR-BBA —	0.214% — Semiannually	7,832
				Quarterly
3,851,300	69,786	(31)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-	67,918
					BBA — Quarterly
543,000	10,800	279	10/16/25	3 month USD-LIBOR-BBA —	0.37% — Semiannually	(10,313)
				Quarterly
5,047,000	285,509	38,563	10/16/30	3 month USD-LIBOR-BBA —	0.75% — Semiannually	(241,492)
				Quarterly
1,923,000	277,047	348,312	10/16/50	3 month USD-LIBOR-BBA —	1.16% — Semiannually	72,361
				Quarterly
1,141,000	47,637	—	12/7/30	3 month USD-LIBOR-BBA —	0.932% — Semiannually	(47,027)
				Quarterly
935,600	44,216	—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-	43,755
					BBA — Quarterly
3,851,300	63,701	(31)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-	62,203
					BBA — Quarterly
691,700	75,900	(24)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-	75,559
					BBA — Quarterly
15,621,600	45,459	(98)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-	43,239
					BBA — Quarterly
16,960,600	1,035,275	(324)	12/2/33	3 month USD-LIBOR-BBA —	1.02% — Semiannually	(1,023,458)
				Quarterly
3,937,800	76,039	(32)	12/16/25	3 month USD-LIBOR-BBA —	0.428% — Semiannually	(75,562)
				Quarterly
2,242,500	90,350	(32)	6/22/31	3 month USD-LIBOR-BBA —	1.0025% — Semiannually	(89,896)
				Quarterly
276,000	16,759	(9)	1/8/51	3 month USD-LIBOR-BBA —	1.509% — Semiannually	(14,894)
				Quarterly
276,000	14,294	(9)	1/8/51	3 month USD-LIBOR-BBA —	1.546% — Semiannually	(12,380)
				Quarterly
3,706,200	52,999	(30)	1/13/26	0.5615% — Semiannually	3 month USD-LIBOR-	44,782
					BBA — Quarterly
718,100	16,782	(10)	4/15/31	1.165% — Semiannually	3 month USD-LIBOR-	15,288
					BBA — Quarterly
694,900	17,866 E	(10)	7/15/31	1.165% — Semiannually	3 month USD-LIBOR-	17,856
					BBA — Quarterly
1,930,300	9,072	5,765	4/15/31	3 month USD-LIBOR-BBA —	1.465% — Semiannually	20,049
				Quarterly
16,850,600	97,733 E	(94)	1/31/25	0.735% — Semiannually	3 month USD-LIBOR-	97,640
					BBA — Quarterly
3,860,600	54,280	(8,814)	3/9/26	0.5996% — Semiannually	3 month USD-LIBOR-	38,555
					BBA — Quarterly
779,800	10,980	(6)	2/10/26	0.584% — Semiannually	3 month USD-LIBOR-	9,372
					BBA — Quarterly
637,800	11,397	(8)	2/16/31	1.212% — Semiannually	3 month USD-LIBOR-	8,615
					BBA — Quarterly

Putnam VT Income Fund 21

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$814,000	$1,384	$(11)	2/24/31	1.4255% — Semiannually	3 month USD-LIBOR-	$(5,359)
					BBA — Quarterly
5,937,000	61,329	(79)	3/2/31	1.51882% — Semiannually	3 month USD-LIBOR-	(90,587)
					BBA — Quarterly
2,000,000	23,140	(27)	3/5/31	3 month USD-LIBOR-BBA —	1.5324% — Semiannually	32,815
				Quarterly
1,930,300	20,751	(26)	3/15/31	1.525% — Semiannually	3 month USD-LIBOR-	(29,342)
					BBA — Quarterly
710,800	27,387 E	(11)	3/20/34	2.29% — Semiannually	3 month USD-LIBOR-	(27,398)
					BBA — Quarterly
6,531,000	8,947	(62)	4/1/26	0.94375% — Semiannually	3 month USD-LIBOR-	(21,090)
					BBA — Quarterly
14,774,500	16,843	(51,092)	4/28/26	3 month USD-LIBOR-BBA —	0.95% — Semiannually	(14,519)
				Quarterly
3,860,600	22,700	(36)	4/15/26	1.045% — Semiannually	3 month USD-LIBOR-	(29,736)
					BBA — Quarterly
5,536,600	165,323	(73)	4/15/31	3 month USD-LIBOR-BBA —	1.734% — Semiannually	183,341
				Quarterly
2,076,200	185,156	(71)	4/15/51	2.127% — Semiannually	3 month USD-LIBOR-	(193,733)
					BBA — Quarterly
1,930,300	51,790	(26)	4/21/31	1.702% — Semiannually	3 month USD-LIBOR-	(57,496)
					BBA — Quarterly
3,314,500	53,927	(44)	5/5/31	3 month USD-LIBOR-BBA —	1.591% — Semiannually	61,160
				Quarterly
1,930,300	27,931	(26)	5/17/31	3 month USD-LIBOR-BBA —	1.573% — Semiannually	31,241
				Quarterly
534,000	6,477	(7)	5/10/31	1.5475% — Semiannually	3 month USD-LIBOR-	(7,530)
					BBA — Quarterly
14,500,000	211,990	(192)	5/12/31	3 month USD-LIBOR-BBA —	1.574% — Semiannually	239,643
				Quarterly
1,930,300	40,826	(26)	5/21/31	3 month USD-LIBOR-BBA —	1.644% — Semiannually	43,998
				Quarterly
1,997,700	36,098	(26)	5/27/31	1.612% — Semiannually	3 month USD-LIBOR-	(38,897)
					BBA — Quarterly
6,629,000	27,245	(63)	6/4/23	3 month USD-LIBOR-BBA —	0.857% — Semiannually	(23,713)
				Quarterly
15,065,000	26,966 E	(28,691)	9/15/23	0.30% — Semiannually	3 month USD-LIBOR-	(1,724)
					BBA — Quarterly
5,166,000	17,823 E	20,344	9/15/26	3 month USD-LIBOR-BBA —	0.95% — Semiannually	2,522
				Quarterly
12,454,000	216,451 E	(190,408)	9/15/31	3 month USD-LIBOR-BBA —	1.65% — Semiannually	26,042
				Quarterly
1,116,000	61,603 E	58,247	9/15/51	2.00% — Semiannually	3 month USD-LIBOR-	(3,366)
					BBA — Quarterly
562,200	8,798 E	(8)	9/7/31	1.6275% — Semiannually	3 month USD-LIBOR-	(8,806)
					BBA — Quarterly
2,183,500	38,233 E	(31)	9/7/31	1.647% — Semiannually	3 month USD-LIBOR-	(38,264)
					BBA — Quarterly
1,930,300	24,573	(26)	6/16/31	3 month USD-LIBOR-BBA —	1.558% — Semiannually	25,705
				Quarterly
251,600	9,682 E	(9)	6/11/51	2.232% — Semiannually	3 month USD-LIBOR-	(9,690)
					BBA — Quarterly
4,431,000	7,710	(17)	6/10/23	3 month USD-LIBOR-BBA —	0.2215% — Semiannually	(7,485)
				Quarterly
920,200	3,580	(12)	6/14/31	3 month USD-LIBOR-BBA —	1.465% — Semiannually	4,152
				Quarterly
3,657,000	13,019	(48)	6/11/31	1.461% — Semiannually	3 month USD-LIBOR-	(15,782)
					BBA — Quarterly
1,930,300	4,478	(26)	6/23/31	3 month USD-LIBOR-BBA —	1.45% — Semiannually	5,016
				Quarterly

22 Putnam VT Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$1,664,000	$14,976	$(22)	6/21/31	1.52% — Semiannually	3 month USD-LIBOR-	$(15,638)
					BBA — Quarterly
3,434,400	14,287	(46)	6/29/31	3 month USD-LIBOR-BBA —	1.47% — Semiannually	14,494
				Quarterly
5,438,800	5,221	(51)	6/28/26	0.933% — Semiannually	3 month USD-LIBOR-	4,813
					BBA — Quarterly
492,400	1,546	(7)	7/6/31	3 month USD-LIBOR-BBA —	1.463% — Semiannually	1,540
				Quarterly
6,055,800	1,514	(57)	7/6/26	0.963% — Semiannually	3 month USD-LIBOR-	(1,571)
					BBA — Quarterly
1,328,000	3,214 E	(18)	7/9/31	3 month USD-LIBOR-BBA —	1.457% — Semiannually	3,196
				Quarterly
1,657,600	4,011 E	(22)	7/15/31	3 month USD-LIBOR-BBA —	1.46% — Semiannually	3,989
				Quarterly
4,876,000	8,153	(65)	7/2/31	1.4365% — Semiannually	3 month USD-LIBOR-	(8,217)
					BBA — Quarterly
Total		$(1,207,478)				$(1,265,579)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$13,334	$13,321	$—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	$155
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
21,545	21,565	—	1/12/41	4.50% (1 month USD-	Synthetic TRS Index	312
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
Barclays Bank PLC
265,831	265,067	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	(258)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
40,247	40,132	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	(39)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
4,483,403	4,467,465	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(5,757)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
484,495	482,485	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	(897)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
354,824	353,931	—	1/12/39	(6.00%) 1 month USD-	Synthetic MBX Index	(46)
				LIBOR — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
5,927,843	5,903,853	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	7,758
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
22,120	22,163	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	294
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
10,759	10,780	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	143
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
8,784	8,619	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	39
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
24,416	23,489	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(630)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly

Putnam VT Income Fund 23

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$49,138	$47,389	$—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	$(1,160)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
4,829	4,657	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(114)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
621,584	619,374	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(798)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
355,112	353,850	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(456)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Credit Suisse International
254,884	252,602	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	920
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
2,005	2,009	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	(27)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
75,561	70,528	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(4,050)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
24,909	24,886	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	289
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
16,594	15,489	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(889)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
39,317	39,280	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	(456)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
45,011	44,163	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	199
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
19,316	19,238	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	25
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
51,523	51,315	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	67
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
142,880	142,302	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	187
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
205,067	204,237	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	268
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
246,080	245,084	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	322
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
380,330	378,791	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	498
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
521,025	518,917	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	682
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
53,221	53,456	—	1/12/44	(3.00%) 1 month USD-	Synthetic TRS Index	(829)
				LIBOR — Monthly	3.00% 30 year Fannie Mae
					pools — Monthly

24 Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$23,156	$23,201	$—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	$(307)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
16,478	15,381	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(883)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
1,074	1,073	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	12
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
10,527	10,536	—	1/12/41	4.50% (1 month USD-	Synthetic TRS Index	153
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
63,522	62,325	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	280
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
142,161	136,759	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(3,670)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
99,028	95,265	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(2,556)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
59,928	57,651	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(1,547)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
6,592	6,342	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(170)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
67,249	64,855	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(1,588)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
61,360	59,176	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(1,449)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
59,457	57,341	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(1,404)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
47,337	45,652	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(1,118)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
31,674	30,546	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(748)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
JPMorgan Chase Bank N.A.
63,522	62,325	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	280
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Securities LLC
166,049	164,562	—	1/12/41	(5.00%) 1 month USD-	Synthetic MBX Index	(599)
				LIBOR — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
7,719	7,734	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	(102)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
38,542	38,438	—	1/12/44	4.00% (1 month USD-	Synthetic TRS Index	363
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Upfront premium received		—		Unrealized appreciation		13,246
Upfront premium (paid)		—		Unrealized (depreciation)		(32,547)
Total		$—		Total		$(19,301)

Putnam VT Income Fund 25

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
		Upfront		Payments	Total return	Unrealized
		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
$8,276,000	$99,974	$(139)	4/1/31	2.686% — At maturity	USA Non Revised	$99,835
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
16,770,000	9,391	(169)	4/15/26	2.79% — At maturity	USA Non Revised	(9,560)
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
Total		$(308)				$90,275

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/21 (Unaudited)
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BB–/P	$3,281	$48,000	$12,696	5/11/63	300 bp — Monthly	$(9,391)
CMBX NA BBB–.6 Index	BB–/P	6,388	106,000	28,037	5/11/63	300 bp — Monthly	(21,596)
CMBX NA BBB–.6 Index	BB–/P	13,088	212,000	56,074	5/11/63	300 bp — Monthly	(42,880)
CMBX NA BBB–.6 Index	BB–/P	12,483	219,000	57,926	5/11/63	300 bp — Monthly	(45,333)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A-/P	1,310	11,000	932	5/11/63	200 bp — Monthly	382
CMBX NA A.6 Index	A-/P	3,015	18,000	1,525	5/11/63	200 bp — Monthly	1,496
CMBX NA A.6 Index	A-/P	2,425	20,000	1,694	5/11/63	200 bp — Monthly	738
CMBX NA A.6 Index	A-/P	3,462	29,000	2,456	5/11/63	200 bp — Monthly	1,015
CMBX NA A.6 Index	A-/P	3,435	29,000	2,456	5/11/63	200 bp — Monthly	988
CMBX NA A.6 Index	A-/P	4,568	36,000	3,049	5/11/63	200 bp — Monthly	1,530
CMBX NA A.6 Index	A-/P	5,386	45,000	3,812	5/11/63	200 bp — Monthly	1,589
CMBX NA A.6 Index	A-/P	7,403	63,000	5,336	5/11/63	200 bp — Monthly	2,087
CMBX NA A.6 Index	A-/P	12,381	70,000	5,929	5/11/63	200 bp — Monthly	6,476
CMBX NA A.6 Index	A-/P	10,744	90,000	7,623	5/11/63	200 bp — Monthly	3,151
CMBX NA A.6 Index	A-/P	11,822	97,000	8,216	5/11/63	200 bp — Monthly	3,638
CMBX NA A.6 Index	A-/P	17,623	106,000	8,978	5/11/63	200 bp — Monthly	8,680
CMBX NA A.6 Index	A-/P	25,935	168,000	14,230	5/11/63	200 bp — Monthly	11,761
CMBX NA A.6 Index	A-/P	23,095	195,000	16,517	5/11/63	200 bp — Monthly	6,644
CMBX NA A.6 Index	A-/P	82,488	691,000	58,528	5/11/63	200 bp — Monthly	24,191
CMBX NA BB.11 Index	BB–/P	87,010	154,000	13,721	11/18/54	500 bp — Monthly	73,417
CMBX NA BB.13 Index	BB–/P	12,097	121,000	10,164	12/16/72	500 bp — Monthly	2,034
CMBX NA BB.6 Index	B-/P	20,083	135,831	60,567	5/11/63	500 bp — Monthly	(40,370)
CMBX NA BB.7 Index	B/P	35,060	687,000	238,252	1/17/47	500 bp — Monthly	(202,619)
CMBX NA BBB– .13 Index	BBB–/P	1,666	19,000	682	12/16/72	300 bp — Monthly	994
CMBX NA BBB– .14 Index	BBB–/P	499	16,000	274	12/16/72	300 bp — Monthly	233
CMBX NA BBB– .14 Index	BBB–/P	4,082	133,000	2,274	12/16/72	300 bp — Monthly	1,874
CMBX NA BBB– .14 Index	BBB–/P	6,502	199,000	3,403	12/16/72	300 bp — Monthly	3,199
CMBX NA BBB–.10 Index	BBB–/P	11,127	102,000	9,017	11/17/59	300 bp — Monthly	2,162
CMBX NA BBB–.11 Index	BBB–/P	8,331	133,000	4,602	11/18/54	300 bp — Monthly	3,795
CMBX NA BBB–.12 Index	BBB–/P	2,044	49,000	1,779	8/17/61	300 bp — Monthly	289
CMBX NA BBB–.12 Index	BBB–/P	17,031	289,000	10,491	8/17/61	300 bp — Monthly	6,685
CMBX NA BBB–.13 Index	BBB–/P	7,825	154,000	5,529	12/16/72	300 bp — Monthly	2,374
CMBX NA BBB–.13 Index	BBB–/P	7,399	158,000	5,672	12/16/72	300 bp — Monthly	1,806
CMBX NA BBB–.14 Index	BBB–/P	2,072	49,000	838	12/16/72	300 bp — Monthly	1,259
CMBX NA BBB–.14 Index	BBB–/P	5,450	109,000	1,864	12/16/72	300 bp — Monthly	3,641
CMBX NA BBB–.14 Index	BBB–/P	5,380	118,000	2,018	12/16/72	300 bp — Monthly	3,421
CMBX NA BBB–.6 Index	BB–/P	171,869	2,699,000	713,886	5/11/63	300 bp — Monthly	(540,667)

26 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/21 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Credit Suisse International
CMBX NA A.6 Index	A-/P	$(4,201)	$3,804,000	$322,199	5/11/63	200 bp — Monthly	$(325,132)
CMBX NA A.7 Index	BBB+/P	275	7,000	393	1/17/47	200 bp — Monthly	(115)
CMBX NA BB.7 Index	B/P	16,586	124,000	43,003	1/17/47	500 bp — Monthly	(26,314)
CMBX NA BBB–.6 Index	BB–/P	221	2,000	529	5/11/63	300 bp — Monthly	(307)
CMBX NA BBB–.6 Index	BB–/P	3,315	30,000	7,935	5/11/63	300 bp — Monthly	(4,605)
CMBX NA BBB–.6 Index	BB–/P	554,472	5,901,000	1,560,815	5/11/63	300 bp — Monthly	(1,003,392)
CMBX NA BBB–.7 Index	BB/P	4,347	55,000	9,779	1/17/47	300 bp — Monthly	(5,404)
CMBX NA BBB–.7 Index	BB/P	18,774	254,000	45,161	1/17/47	300 bp — Monthly	(26,260)
Goldman Sachs International
CMBX NA A .6 Index	A-/P	3,780	56,000	4,743	5/11/63	200 bp — Monthly	(945)
CMBX NA A.6 Index	A-/P	1,175	8,000	678	5/11/63	200 bp — Monthly	500
CMBX NA A.6 Index	A-/P	4,038	34,000	2,880	5/11/63	200 bp — Monthly	1,169
CMBX NA A.6 Index	A-/P	5,764	53,000	4,489	5/11/63	200 bp — Monthly	1,292
CMBX NA A.6 Index	A-/P	3,294	59,000	4,997	5/11/63	200 bp — Monthly	(1,683)
CMBX NA A.6 Index	A-/P	2,956	60,000	5,082	5/11/63	200 bp — Monthly	(2,106)
CMBX NA A.6 Index	A-/P	5,667	65,000	5,506	5/11/63	200 bp — Monthly	183
CMBX NA A.6 Index	A-/P	3,755	76,000	6,437	5/11/63	200 bp — Monthly	(2,657)
CMBX NA A.6 Index	A-/P	5,821	115,000	9,741	5/11/63	200 bp — Monthly	(3,881)
CMBX NA A.6 Index	A-/P	9,260	141,000	11,943	5/11/63	200 bp — Monthly	(2,636)
CMBX NA A.6 Index	A-/P	4,580	146,000	12,366	5/11/63	200 bp — Monthly	(7,737)
CMBX NA A.6 Index	A-/P	17,438	150,000	12,705	5/11/63	200 bp — Monthly	4,783
CMBX NA A.6 Index	A-/P	28,855	199,000	16,855	5/11/63	200 bp — Monthly	12,066
CMBX NA A.6 Index	A-/P	(1,956)	206,000	17,448	5/11/63	200 bp — Monthly	(19,336)
CMBX NA A.6 Index	A-/P	6,398	210,000	17,787	5/11/63	200 bp — Monthly	(11,319)
CMBX NA A.6 Index	A-/P	15,762	306,000	25,918	5/11/63	200 bp — Monthly	(10,054)
CMBX NA A.6 Index	A-/P	33,051	386,000	32,694	5/11/63	200 bp — Monthly	486
CMBX NA A.6 Index	A-/P	12,866	416,000	35,235	5/11/63	200 bp — Monthly	(22,230)
CMBX NA A.6 Index	A-/P	31,436	621,000	52,599	5/11/63	200 bp — Monthly	(20,956)
CMBX NA A.6 Index	A-/P	37,833	727,000	61,577	5/11/63	200 bp — Monthly	(23,501)
CMBX NA BBB– .13 Index	BBB–/P	1,952	33,000	1,185	12/16/72	300 bp — Monthly	784
CMBX NA BBB–.11 Index	BBB–/P	64	1,000	35	11/18/54	300 bp — Monthly	29
CMBX NA BBB–.13 Index	BBB–/P	3,082	67,000	2,405	12/16/72	300 bp — Monthly	711
CMBX NA BBB–.13 Index	BBB–/P	8,420	131,000	4,703	12/16/72	300 bp — Monthly	3,783
CMBX NA BBB–.13 Index	BBB–/P	14,141	225,000	8,078	12/16/72	300 bp — Monthly	6,176
CMBX NA BBB–.14 Index	BBB–/P	919	20,000	342	12/16/72	300 bp — Monthly	587
CMBX NA BBB–.14 Index	BBB–/P	1,123	39,000	667	12/16/72	300 bp — Monthly	476
CMBX NA BBB–.14 Index	BBB–/P	2,248	50,000	855	12/16/72	300 bp — Monthly	1,418
CMBX NA BBB–.14 Index	BBB–/P	5,688	128,000	2,189	12/16/72	300 bp — Monthly	3,564
CMBX NA BBB–.14 Index	BBB–/P	11,759	256,000	4,378	12/16/72	300 bp — Monthly	7,509
CMBX NA BBB–.14 Index	BBB–/P	12,098	420,000	7,182	12/16/72	300 bp — Monthly	5,126
CMBX NA BBB–.6 Index	BB–/P	105	1,000	265	5/11/63	300 bp — Monthly	(159)
CMBX NA BBB–.6 Index	BB–/P	571	9,000	2,381	5/11/63	300 bp — Monthly	(1,805)
CMBX NA BBB–.6 Index	BB–/P	5,861	53,000	14,019	5/11/63	300 bp — Monthly	(8,131)
CMBX NA BBB–.6 Index	BB–/P	3,993	55,000	14,548	5/11/63	300 bp — Monthly	(10,527)
CMBX NA BBB–.6 Index	BB–/P	3,993	55,000	14,548	5/11/63	300 bp — Monthly	(10,527)
CMBX NA BBB–.6 Index	BB–/P	5,063	60,000	15,870	5/11/63	300 bp — Monthly	(10,777)
CMBX NA BBB–.6 Index	BB–/P	5,381	68,000	17,986	5/11/63	300 bp — Monthly	(12,571)
CMBX NA BBB–.6 Index	BB–/P	7,595	90,000	23,805	5/11/63	300 bp — Monthly	(16,165)
CMBX NA BBB–.6 Index	BB–/P	6,881	101,000	26,715	5/11/63	300 bp — Monthly	(19,783)
CMBX NA BBB–.6 Index	BB–/P	14,813	104,000	27,508	5/11/63	300 bp — Monthly	(12,643)
CMBX NA BBB–.6 Index	BB–/P	5,208	105,000	27,773	5/11/63	300 bp — Monthly	(22,512)
CMBX NA BBB–.6 Index	BB–/P	5,119	105,000	27,773	5/11/63	300 bp — Monthly	(22,601)
CMBX NA BBB–.6 Index	BB–/P	5,379	106,000	28,037	5/11/63	300 bp — Monthly	(22,605)

Putnam VT Income Fund 27

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/21 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6 Index	BB–/P	$11,693	$108,000	$28,566	5/11/63	300 bp — Monthly	$(16,819)
CMBX NA BBB–.6 Index	BB–/P	22,647	193,000	51,049	5/11/63	300 bp — Monthly	(28,305)
CMBX NA BBB–.6 Index	BB–/P	10,113	206,000	54,487	5/11/63	300 bp — Monthly	(44,271)
CMBX NA BBB–.6 Index	BB–/P	18,393	213,000	56,339	5/11/63	300 bp — Monthly	(37,839)
CMBX NA BBB–.6 Index	BB–/P	23,812	216,000	57,132	5/11/63	300 bp — Monthly	(33,212)
CMBX NA BBB–.6 Index	BB–/P	33,182	239,000	63,216	5/11/63	300 bp — Monthly	(29,914)
CMBX NA BBB–.6 Index	BB–/P	20,522	273,000	72,209	5/11/63	300 bp — Monthly	(51,550)
CMBX NA BBB–.6 Index	BB–/P	25,932	536,000	141,772	5/11/63	300 bp — Monthly	(115,572)
CMBX NA BBB–.7 Index	BB/P	418	6,000	1,067	1/17/47	300 bp — Monthly	(646)
CMBX NA BBB–.7 Index	BB/P	7,955	101,000	17,958	1/17/47	300 bp — Monthly	(9,953)
CMBX NA BBB–.7 Index	BB/P	11,309	153,000	27,203	1/17/47	300 bp — Monthly	(15,818)
CMBX NA BBB–.7 Index	BB/P	13,902	171,000	30,404	1/17/47	300 bp — Monthly	(16,416)
JPMorgan Securities LLC
CMBX NA A.13 Index	A-/P	3,305	41,000	648	12/16/72	200 bp — Monthly	3,967
CMBX NA A.6 Index	A-/P	2,200	20,000	1,694	5/11/63	200 bp — Monthly	513
CMBX NA A.6 Index	A-/P	17,640	126,000	10,672	5/11/63	200 bp — Monthly	7,010
CMBX NA A.6 Index	A-/P	815,505	6,272,000	531,238	5/11/63	200 bp — Monthly	286,358
CMBX NA BB.10 Index	B+/P	5,777	72,000	17,554	5/11/63	500 bp — Monthly	(11,716)
CMBX NA BB.7 Index	B/P	120,945	247,000	85,660	1/17/47	500 bp — Monthly	35,491
CMBX NA BBB–.6 Index	BB–/P	1,994,623	6,239,000	1,650,216	5/11/63	300 bp — Monthly	347,527
Merrill Lynch International
CMBX NA A.6 Index	A-/P	(782)	47,000	3,981	5/11/63	200 bp — Monthly	(4,747)
CMBX NA BB.6 Index	B-/P	5,518	26,196	11,681	5/11/63	500 bp — Monthly	(6,141)
CMBX NA BBB– .6 Index	BB–/P	279,148	1,036,000	274,022	5/11/63	300 bp — Monthly	5,644
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	A-/P	2,400	30,000	2,541	5/11/63	200 bp — Monthly	(131)
CMBX NA A.6 Index	A-/P	4,900	49,000	4,150	5/11/63	200 bp — Monthly	766
CMBX NA A.6 Index	A-/P	15,781	101,000	8,555	5/11/63	200 bp — Monthly	7,260
CMBX NA A.7 Index	BBB+/P	(13)	13,000	729	1/17/47	200 bp — Monthly	(738)
CMBX NA BB.13 Index	BB–/P	2,301	24,000	2,016	12/16/72	500 bp — Monthly	305
CMBX NA BB.13 Index	BB–/P	26,556	276,000	23,184	12/16/72	500 bp — Monthly	3,602
CMBX NA BB.13 Index	BB–/P	26,510	287,000	24,108	12/16/72	500 bp — Monthly	2,641
CMBX NA BBB– .13 Index	BBB–/P	2,518	16,000	574	12/16/72	300 bp — Monthly	1,951
CMBX NA BBB– .13 Index	BBB–/P	5,604	61,000	2,190	12/16/72	300 bp — Monthly	3,444
CMBX NA BBB– .13 Index	BBB–/P	12,390	61,000	2,190	12/16/72	300 bp — Monthly	10,231
CMBX NA BBB– .13 Index	BBB–/P	15,228	81,000	2,908	12/16/72	300 bp — Monthly	12,361
CMBX NA BBB– .14 Index	BBB–/P	274	9,000	154	12/16/72	300 bp — Monthly	124
CMBX NA BBB– .14 Index	BBB–/P	930	33,000	564	12/16/72	300 bp — Monthly	382
CMBX NA BBB–.12 Index	BBB–/P	7,013	119,000	4,320	8/17/61	300 bp — Monthly	2,753
CMBX NA BBB–.12 Index	BBB–/P	8,329	194,000	7,042	8/17/61	300 bp — Monthly	1,384
CMBX NA BBB–.13 Index	BBB–/P	1,400	31,000	1,113	12/16/72	300 bp — Monthly	303
Upfront premium received		5,195,707	Unrealized appreciation				966,208
Upfront premium (paid)		(6,952)	Unrealized (depreciation)				(3,018,020)
Total		$5,188,755	Total				$(2,051,812)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2021. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

28 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/21 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(148)	$20,000	$1,122	1/17/47	(200 bp) — Monthly	$967
CMBX NA BB.10 Index	(35,955)	141,000	34,376	11/17/59	(500 bp) — Monthly	(1,697)
CMBX NA BB.10 Index	(7,932)	76,000	18,529	11/17/59	(500 bp) — Monthly	10,534
CMBX NA BB.10 Index	(6,798)	62,000	15,116	11/17/59	(500 bp) — Monthly	8,266
CMBX NA BB.11 Index	(17,980)	249,000	22,186	11/18/54	(500 bp) — Monthly	3,999
CMBX NA BB.11 Index	(11,920)	92,000	8,197	11/18/54	(500 bp) — Monthly	(3,799)
CMBX NA BB.11 Index	(7,352)	78,000	6,950	11/18/54	(500 bp) — Monthly	(468)
CMBX NA BB.11 Index	(2,819)	41,000	3,653	11/18/54	(500 bp) — Monthly	800
CMBX NA BB.11 Index	(918)	18,000	1,604	11/18/54	(500 bp) — Monthly	671
CMBX NA BB.11 Index	(934)	18,000	1,604	11/18/54	(500 bp) — Monthly	655
CMBX NA BB.8 Index	(14,155)	110,043	39,517	10/17/57	(500 bp) — Monthly	25,270
CMBX NA BB.9 Index	(21,160)	205,000	45,346	9/17/58	(500 bp) — Monthly	24,015
CMBX NA BB.9 Index	(11,291)	175,000	38,710	9/17/58	(500 bp) — Monthly	27,273
CMBX NA BB.9 Index	(2,016)	50,000	11,060	9/17/58	(500 bp) — Monthly	9,003
CMBX NA BB.9 Index	(1,196)	33,000	7,300	9/17/58	(500 bp) — Monthly	6,076
CMBX NA BB.9 Index	(1,217)	31,000	6,857	9/17/58	(500 bp) — Monthly	5,615
CMBX NA BB.9 Index	(1,419)	22,000	4,866	9/17/58	(500 bp) — Monthly	3,429
CMBX NA BBB– .10 Index	(11,987)	76,000	6,718	11/17/59	(300 bp) — Monthly	(5,307)
CMBX NA BBB– .10 Index	(16,945)	73,000	6,453	11/17/59	(300 bp) — Monthly	(10,529)
CMBX NA BBB– .10 Index	(12,644)	53,000	4,685	11/17/59	(300 bp) — Monthly	(7,986)
CMBX NA BBB– .10 Index	(12,303)	50,000	4,420	11/17/59	(300 bp) — Monthly	(7,908)
CMBX NA BBB– .10 Index	(9,605)	44,000	3,890	11/17/59	(300 bp) — Monthly	(5,737)
CMBX NA BBB– .10 Index	(6,311)	29,000	2,564	11/17/59	(300 bp) — Monthly	(3,762)
CMBX NA BBB– .12 Index	(13,700)	199,000	7,224	8/17/61	(300 bp) — Monthly	(6,576)
CMBX NA BBB– .12 Index	(11,056)	49,000	1,779	8/17/61	(300 bp) — Monthly	(9,302)
CMBX NA BBB– .12 Index	(3,466)	17,000	617	8/17/61	(300 bp) — Monthly	(2,858)
CMBX NA BBB– .12 Index	(1,092)	16,000	581	8/17/61	(300 bp) — Monthly	(519)
CMBX NA BBB–.10 Index	(33,665)	113,000	9,989	11/17/59	(300 bp) — Monthly	(23,733)
CMBX NA BBB–.10 Index	(12,875)	101,000	8,928	11/17/59	(300 bp) — Monthly	(3,997)
CMBX NA BBB–.10 Index	(10,708)	84,000	7,426	11/17/59	(300 bp) — Monthly	(3,324)
CMBX NA BBB–.11 Index	(28,528)	89,000	3,079	11/18/54	(300 bp) — Monthly	(25,493)
CMBX NA BBB–.11 Index	(10,303)	70,000	2,422	11/18/54	(300 bp) — Monthly	(7,916)
CMBX NA BBB–.11 Index	(7,901)	55,000	1,903	11/18/54	(300 bp) — Monthly	(6,026)
CMBX NA BBB–.11 Index	(1,913)	13,000	450	11/18/54	(300 bp) — Monthly	(1,470)
CMBX NA BBB–.12 Index	(60,829)	175,000	6,353	8/17/61	(300 bp) — Monthly	(54,564)
CMBX NA BBB–.12 Index	(29,727)	89,000	3,231	8/17/61	(300 bp) — Monthly	(26,541)
CMBX NA BBB–.12 Index	(13,698)	72,000	2,614	8/17/61	(300 bp) — Monthly	(11,121)
CMBX NA BBB–.12 Index	(23,551)	67,000	2,432	8/17/61	(300 bp) — Monthly	(21,152)
CMBX NA BBB–.12 Index	(17,376)	52,000	1,888	8/17/61	(300 bp) — Monthly	(15,514)
CMBX NA BBB–.12 Index	(5,251)	31,000	1,125	8/17/61	(300 bp) — Monthly	(4,141)
CMBX NA BBB–.8 Index	(45,156)	289,000	39,998	10/17/57	(300 bp) — Monthly	(5,303)
CMBX NA BBB–.8 Index	(20,815)	133,000	18,407	10/17/57	(300 bp) — Monthly	(2,474)
CMBX NA BBB–.8 Index	(15,807)	100,000	13,840	10/17/57	(300 bp) — Monthly	(2,017)
CMBX NA BBB–.8 Index	(15,869)	100,000	13,840	10/17/57	(300 bp) — Monthly	(2,079)
CMBX NA BBB–.8 Index	(9,017)	63,000	8,719	10/17/57	(300 bp) — Monthly	(329)
Credit Suisse International
CMBX NA BB.10 Index	(20,948)	157,000	38,277	11/17/59	(500 bp) — Monthly	17,198
CMBX NA BB.10 Index	(18,670)	157,000	38,277	11/17/59	(500 bp) — Monthly	19,476
CMBX NA BB.10 Index	(10,317)	83,000	20,235	11/17/59	(500 bp) — Monthly	9,849
CMBX NA BB.7 Index	(76,651)	466,000	161,609	1/17/47	(500 bp) — Monthly	84,570
CMBX NA BB.7 Index	(54,971)	298,000	103,346	1/17/47	(500 bp) — Monthly	48,127
CMBX NA BB.9 Index	(37,893)	378,000	83,614	9/17/58	(500 bp) — Monthly	45,405

Putnam VT Income Fund 29

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International
CMBX NA BB.7 Index	$(20,581)	$136,000	$47,165	1/17/47	(500 bp) — Monthly	$26,471
CMBX NA A .6 Index	(9,474)	143,000	12,112	5/11/63	(200 bp) — Monthly	2,591
CMBX NA BB.7 Index	(108,429)	534,000	185,191	1/17/47	(500 bp) — Monthly	76,318
CMBX NA BB.7 Index	(26,051)	159,000	55,141	1/17/47	(500 bp) — Monthly	28,958
CMBX NA BB.7 Index	(5,072)	30,000	10,404	1/17/47	(500 bp) — Monthly	5,307
CMBX NA BB.8 Index	(42,063)	115,835	41,596	10/17/57	(500 bp) — Monthly	(563)
CMBX NA BB.8 Index	(42,135)	115,835	41,596	10/17/57	(500 bp) — Monthly	(635)
CMBX NA BB.8 Index	(4,192)	35,716	12,826	10/17/57	(500 bp) — Monthly	8,604
CMBX NA BB.9 Index	(3,570)	30,000	6,636	9/17/58	(500 bp) — Monthly	3,041
CMBX NA BB.9 Index	(3,611)	30,000	6,636	9/17/58	(500 bp) — Monthly	3,000
CMBX NA BB.9 Index	(2,296)	22,000	4,866	9/17/58	(500 bp) — Monthly	2,552
CMBX NA BB.9 Index	(319)	2,000	442	9/17/58	(500 bp) — Monthly	121
CMBX NA BBB– .10 Index	(4,522)	29,000	2,564	11/17/59	(300 bp) — Monthly	(1,973)
CMBX NA BBB– .10 Index	(5,468)	25,000	2,210	11/17/59	(300 bp) — Monthly	(3,271)
CMBX NA BBB– .12 Index	(4,289)	22,000	799	8/17/61	(300 bp) — Monthly	(3,501)
CMBX NA BBB–.6 Index	(136,795)	502,000	132,779	5/11/63	(300 bp) — Monthly	(4,267)
CMBX NA BBB–.6 Index	(13,558)	271,000	71,680	5/11/63	(300 bp) — Monthly	57,986
CMBX NA BBB–.8 Index	(20,386)	130,000	17,992	10/17/57	(300 bp) — Monthly	(2,459)
JPMorgan Securities LLC
CMBX NA BB.11 Index	(85,971)	162,026	72,248	5/11/63	(500 bp) — Monthly	(13,859)
CMBX NA BB.11 Index	(265,058)	486,000	43,303	11/18/54	(500 bp) — Monthly	(222,160)
CMBX NA BB.8 Index	(16,356)	31,855	11,439	10/17/57	(500 bp) — Monthly	(4,943)
CMBX NA BBB–.10 Index	(35,495)	126,000	11,138	11/17/59	(300 bp) — Monthly	(24,420)
CMBX NA BBB–.10 Index	(30,388)	102,000	9,017	11/17/59	(300 bp) — Monthly	(21,422)
CMBX NA BBB–.11 Index	(31,744)	101,000	3,495	11/18/54	(300 bp) — Monthly	(28,300)
CMBX NA BBB–.11 Index	(24,167)	77,000	2,664	11/18/54	(300 bp) — Monthly	(21,542)
CMBX NA BBB–.11 Index	(3,830)	19,000	657	11/18/54	(300 bp) — Monthly	(3,182)
CMBX NA BBB–.12 Index	(3,477)	89,000	3,231	8/17/61	(300 bp) — Monthly	(291)
CMBX NA BBB–.12 Index	(17,811)	51,000	1,851	8/17/61	(300 bp) — Monthly	(15,985)
CMBX NA BBB–.12 Index	(10,618)	32,000	1,162	8/17/61	(300 bp) — Monthly	(9,472)
CMBX NA BBB–.7 Index	(81,697)	348,000	61,874	1/17/47	(300 bp) — Monthly	(19,997)
Merrill Lynch International
CMBX NA BB.10 Index	(8,592)	151,000	36,814	11/17/59	(500 bp) — Monthly	28,096
CMBX NA BB.11 Index	(54,860)	111,000	9,890	11/18/54	(500 bp) — Monthly	(45,063)
CMBX NA BB.7 Index	(20,471)	118,000	40,922	1/17/47	(500 bp) — Monthly	20,353
CMBX NA BB.9 Index	(15,583)	400,000	88,480	9/17/58	(500 bp) — Monthly	72,564
CMBX NA BBB– .10 Index	(16,900)	78,000	6,895	11/17/59	(300 bp) — Monthly	(10,044)
CMBX NA BBB–.7 Index	(11,964)	146,000	25,959	1/17/47	(300 bp) — Monthly	13,921
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(22,314)	219,000	38,938	1/17/47	(300 bp) — Monthly	16,515
CMBX NA BB.10 Index	(7,971)	76,000	18,529	11/17/59	(500 bp) — Monthly	10,495
CMBX NA BB.8 Index	(20,716)	56,952	20,452	10/17/57	(500 bp) — Monthly	(312)
CMBX NA BB.8 Index	(9,888)	19,306	6,933	10/17/57	(500 bp) — Monthly	(2,971)
CMBX NA BB.9 Index	(4,982)	81,000	17,917	9/17/58	(500 bp) — Monthly	12,868
CMBX NA BB.9 Index	(6,418)	73,000	16,148	9/17/58	(500 bp) — Monthly	9,669
CMBX NA BB.9 Index	(7,275)	60,000	13,272	9/17/58	(500 bp) — Monthly	5,947
CMBX NA BB.9 Index	(3,648)	60,000	13,272	9/17/58	(500 bp) — Monthly	9,574
CMBX NA BB.9 Index	(2,554)	34,000	7,521	9/17/58	(500 bp) — Monthly	4,938
CMBX NA BB.9 Index	(3,638)	30,000	6,636	9/17/58	(500 bp) — Monthly	2,974
CMBX NA BB.9 Index	(977)	25,000	5,530	9/17/58	(500 bp) — Monthly	4,532
CMBX NA BB.9 Index	(942)	19,000	4,203	9/17/58	(500 bp) — Monthly	3,245
CMBX NA BB.9 Index	(431)	7,000	1,548	9/17/58	(500 bp) — Monthly	1,112
CMBX NA BB.9 Index	(201)	5,000	1,106	9/17/58	(500 bp) — Monthly	901

30 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB– . 8 Index	$(35,313)	$227,000	$31,417	10/17/57	(300 bp) — Monthly	$(4,010)
CMBX NA BBB– . 8 Index	(18,034)	115,000	15,916	10/17/57	(300 bp) — Monthly	(2,175)
CMBX NA BBB– .10 Index	(41,688)	171,000	15,116	11/17/59	(300 bp) — Monthly	(26,658)
CMBX NA BBB– .10 Index	(12,016)	69,000	6,100	11/17/59	(300 bp) — Monthly	(5,951)
CMBX NA BBB– .10 Index	(8,987)	38,000	3,359	11/17/59	(300 bp) — Monthly	(5,647)
CMBX NA BBB– .10 Index	(4,584)	21,000	1,856	11/17/59	(300 bp) — Monthly	(2,738)
CMBX NA BBB– .10 Index	(4,362)	19,000	1,680	11/17/59	(300 bp) — Monthly	(2,692)
CMBX NA BBB– .10 Index	(2,602)	12,000	1,061	11/17/59	(300 bp) — Monthly	(1,547)
CMBX NA BBB– .10 Index	(2,379)	11,000	972	11/17/59	(300 bp) — Monthly	(1,412)
CMBX NA BBB– .12 Index	(53,096)	228,000	8,276	8/17/61	(300 bp) — Monthly	(44,934)
CMBX NA BBB– .12 Index	(6,678)	32,000	1,162	8/17/61	(300 bp) — Monthly	(5,532)
CMBX NA BBB–.10 Index	(40,224)	326,000	28,818	11/17/59	(300 bp) — Monthly	(11,568)
CMBX NA BBB–.10 Index	(22,448)	177,000	15,647	11/17/59	(300 bp) — Monthly	(6,890)
CMBX NA BBB–.10 Index	(19,912)	157,000	13,879	11/17/59	(300 bp) — Monthly	(6,111)
CMBX NA BBB–.11 Index	(40,329)	126,000	4,360	11/18/54	(300 bp) — Monthly	(36,032)
CMBX NA BBB–.11 Index	(24,032)	77,000	2,664	11/18/54	(300 bp) — Monthly	(21,406)
CMBX NA BBB–.11 Index	(23,104)	73,000	2,526	11/18/54	(300 bp) — Monthly	(20,615)
CMBX NA BBB–.11 Index	(3,064)	54,000	1,868	11/18/54	(300 bp) — Monthly	(1,223)
CMBX NA BBB–.11 Index	(16,964)	53,000	1,834	11/18/54	(300 bp) — Monthly	(15,156)
CMBX NA BBB–.12 Index	(2,350)	57,000	2,069	8/17/61	(300 bp) — Monthly	(309)
CMBX NA BBB–.12 Index	(14,955)	45,000	1,634	8/17/61	(300 bp) — Monthly	(13,344)
CMBX NA BBB–.8 Index	(18,463)	129,000	17,854	10/17/57	(300 bp) — Monthly	(674)
CMBX NA BBB–.8 Index	(18,903)	122,000	16,885	10/17/57	(300 bp) — Monthly	(2,079)
CMBX NA BBB–.8 Index	(18,591)	119,000	16,470	10/17/57	(300 bp) — Monthly	(2,187)
Upfront premium received	—		Unrealized appreciation			783,851
Upfront premium (paid)	(2,559,584)		Unrealized (depreciation)			(985,164)
Total	$(2,559,584)		Total			$(201,313)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Putnam VT Income Fund 31

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$6,596,632	$2,209,000
Corporate bonds and notes	—	63,836,724	—
Mortgage-backed securities	—	96,266,758	—
Purchased swap options outstanding	—	2,742,249	—
U.S. government and agency mortgage obligations	—	138,075,987	—
Short-term investments	20,000	58,372,396	—
Totals by level	$20,000	$365,890,746	$2,209,000

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$605,668	$—	$—
Written swap options outstanding	—	(16,081,206)	—
Forward premium swap option contracts	—	(229,542)	—
TBA sale commitments	—	(31,513,699)	—
Interest rate swap contracts	—	(58,101)	—
Total return swap contracts	—	71,282	—
Credit default contracts	—	(4,882,296)	—
Totals by level	$605,668	$(52,693,562)	$—

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

32 Putnam VT Income Fund

Statement of assets and liabilities
6/30/21 (Unaudited)

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $334,125,239)	$331,345,441
Affiliated issuers (identified cost $36,774,305) (Notes 1 and 5)	36,774,305
Interest and other receivables	1,884,498
Receivable for shares of the fund sold	506,614
Receivable for investments sold	145,385
Receivable for sales of TBA securities (Note 1)	19,166,408
Receivable for variation margin on futures contracts (Note 1)	105,201
Receivable for variation margin on centrally cleared swap contracts (Note 1)	483,023
Unrealized appreciation on forward premium swap option contracts (Note 1)	3,165,023
Unrealized appreciation on OTC swap contracts (Note 1)	1,763,305
Premium paid on OTC swap contracts (Note 1)	2,566,536
Deposits with broker (Note 1)	41,000
Total assets	397,946,739

Liabilities
Payable to custodian	41,000
Payable for investments purchased	1,953,643
Payable for purchases of TBA securities (Note 1)	107,156,808
Payable for shares of the fund repurchased	168,189
Payable for compensation of Manager (Note 2)	71,374
Payable for custodian fees (Note 2)	43,398
Payable for investor servicing fees (Note 2)	26,617
Payable for Trustee compensation and expenses (Note 2)	156,832
Payable for administrative services (Note 2)	715
Payable for distribution fees (Note 2)	22,437
Payable for variation margin on futures contracts (Note 1)	41,874
Payable for variation margin on centrally cleared swap contracts (Note 1)	326,270
Unrealized depreciation on OTC swap contracts (Note 1)	4,035,731
Premium received on OTC swap contracts (Note 1)	5,195,707
Unrealized depreciation on forward premium swap option contracts (Note 1)	3,394,565
Written options outstanding, at value (premiums $14,003,884) (Note 1)	16,081,206
TBA sale commitments, at value (proceeds receivable $31,406,074) (Note 1)	31,513,699
Collateral on certain derivative contracts, at value (Notes 1 and 9)	20,000
Other accrued expenses	85,479
Total liabilities	170,335,544

Net assets	$227,611,195

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$273,666,442
Total distributable earnings (Note 1)	(46,055,247)
Total — Representing net assets applicable to capital shares outstanding	$227,611,195

Computation of net asset value Class IA
Net assets	$118,459,124
Number of shares outstanding	11,157,039
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$10.62

Computation of net asset value Class IB
Net assets	$109,152,071
Number of shares outstanding	10,392,846
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$10.50

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 33

Statement of operations
Six months ended 6/30/21 (Unaudited)

Investment income
Interest (including interest income of $17,405 from investments in affiliated issuers) (Note 5)	$4,538,301
Total investment income	4,538,301

Expenses
Compensation of Manager (Note 2)	440,805
Investor servicing fees (Note 2)	81,530
Custodian fees (Note 2)	43,089
Trustee compensation and expenses (Note 2)	5,224
Distribution fees (Note 2)	137,980
Administrative services (Note 2)	2,092
Auditing and tax fees	53,726
Other	28,976
Total expenses	793,422

Expense reduction (Note 2)	(42)
Net expenses	793,380

Net investment income	3,744,921

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(319,068)
Futures contracts (Note 1)	(3,218,990)
Swap contracts (Note 1)	(1,051,488)
Written options (Note 1)	(1,010,955)
Total net realized loss	(5,600,501)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(9,402,763)
Futures contracts	1,024,491
Swap contracts	1,307,206
Written options	3,000,366
Total change in net unrealized depreciation	(4,070,700)

Net loss on investments	(9,671,201)

Net decrease in net assets resulting from operations	($5,926,280)

The accompanying notes are an integral part of these financial statements.

34 Putnam VT Income Fund

Statement of changes in net assets

	Six months
	ended	Year ended
	6/30/21*	12/31/20
Decrease in net assets
Operations:
Net investment income	$3,744,921	$6,929,577
Net realized gain (loss) on investments	(5,600,501)	15,973,623
Change in net unrealized depreciation of investments	(4,070,700)	(9,087,795)
Net increase (decrease) in net assets resulting from operations	(5,926,280)	13,815,405
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(1,955,731)	(6,544,160)
Class IB	(1,521,694)	(5,787,712)
Net realized short-term gain on investments
Class IA	(5,322,153)	(1,158,159)
Class IB	(4,952,963)	(1,074,116)
From net realized long-term gain on investments
Class IA	(160,306)	—
Class IB	(149,186)	—
Increase (decrease) from capital share transactions (Note 4)	6,056,149	(7,763,685)
Total decrease in net assets	(13,932,164)	(8,512,427)
Net assets:
Beginning of period	241,543,359	250,055,786
End of period	$227,611,195	$241,543,359

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 35

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
6/30/21 †	$11.60	.18	(.47)	(.29)	(.18)	(.51)	(.69)	—	$10.62	(2.41)*	$118,459	.28*	1.67*	436*
12/31/20	11.63	.33	.32	.65	(.58)	(.10)	(.68)	—	11.60	6.00	126,631.57		2.88	842
12/31/19	10.81	.42	.87	1.29	(.39)	(.08)	(.47)	—	11.63	12.24	133,986.57		3.71	580
12/31/18	11.13	.46	(.42)	.04	(.36)	—	(.36)	—	10.81	.37	125,244.59		4.28	566
12/31/17	11.01	.45	.18	.63	(.51)	—	(.51)	—[g]	11.13	5.90	135,029.58		4.08	848
12/31/16	11.29	.48	(.24)	.24	(.52)	—	(.52)	—	11.01	2.27	142,226	.58[f]	4.38[f]	974
Class IB
6/30/21†	$11.46	.17	(.47)	(.30)	(.15)	(.51)	(.66)	—	$10.50	(2.54)*	$109,152	.41*	1.54*	436*
12/31/20	11.50	.30	.32	.62	(.56)	(.10)	(.66)	—	11.46	5.72	114,913.82		2.62	842
12/31/19	10.70	.39	.85	1.24	(.36)	(.08)	(.44)	—	11.50	11.89	116,070.82		3.47	580
12/31/18	11.01	.43	(.41)	.02	(.33)	—	(.33)	—	10.70	.20	103,935.84		4.03	566
12/31/17	10.90	.42	.17	.59	(.48)	—	(.48)	—[g]	11.01	5.59	116,506.83		3.83	848
12/31/16	11.18	.45	(.24)	.21	(.49)	—	(.49)	—	10.90	2.00	105,304	.83[f]	4.12[f]	974

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

g Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Barclays Capital, Inc. which amounted to less than $0.01 per share outstanding on November 20, 2017.

The accompanying notes are an integral part of these financial statements.

36 Putnam VT Income Fund

Notes to financial statements 6/30/21 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2021 through June 30, 2021.

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses

Putnam VT Income Fund 37

on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to hedge treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

At close of the reporting period, the fund has deposited cash valued at $41,000 in a segregated account to cover margin requirements on open swap contracts.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and

38 Putnam VT Income Fund

for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $18,482,648 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $18,432,573 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2020, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$26,969,696	$—	$26,969,696

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $332,795,549, resulting in gross unrealized appreciation and depreciation of $11,494,445 and $28,258,142, respectively, or net unrealized depreciation of $16,763,697.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Putnam VT Income Fund 39

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 30.0% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.189% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2023, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$42,566
Class IB	38,964
Total	$81,530

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $42 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $155, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$1,256,009,513	$1,299,799,321
U.S. government securities
(Long-term)	—	—
Total	$1,256,009,513	$1,299,799,321

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

40 Putnam VT Income Fund

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/21		Year ended 12/31/20		Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	249,717	$2,784,302	1,135,413	$13,154,075	826,341	$8,961,578	5,327,334	$60,811,765
Shares issued in connection with
reinvestment of distributions	704,374	7,438,190	706,635	7,702,319	633,254	6,623,843	635,943	6,861,828
	954,091	10,222,492	1,842,048	20,856,394	1,459,595	15,585,421	5,963,277	67,673,593
Shares repurchased	(717,020)	(7,922,072)	(2,445,881)	(27,943,420)	(1,093,103)	(11,829,692)	(6,029,780)	(68,350,252)
Net increase (decrease)	237,071	$2,300,420	(603,833)	$(7,087,026)	366,492	$3,755,729	(66,503)	$(676,659)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/20	Purchase cost	Sale proceeds	Investment income	6/30/21
Short-term investments
Putnam Short Term Investment Fund*	$31,523,024	$42,435,981	$37,184,700	$17,405	$36,774,305
Total Short-term investments	$31,523,024	$42,435,981	$37,184,700	$17,405	$36,774,305

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. On March 5, 2021, the FCA and LIBOR’s administrator, ICE Benchmark Administration, announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the date on which the applicable rate ceases to be published.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Putnam VT Income Fund 41

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$24,000,000
Purchased swap option contracts (contract amount)	$453,900,000
Written TBA commitment option contracts (contract amount)	$24,000,000
Written swap option contracts (contract amount)	$352,400,000
Futures contracts (number of contracts)	900
Centrally cleared interest rate swap contracts (notional)	$436,100,000
OTC total return swap contracts (notional)	$16,600,000
Centrally cleared total return swap contracts (notional)	$28,700,000
OTC credit default contracts (notional)	$58,000,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$2,358,933	Payables	$7,241,229
	Investments,		Payables,
	Receivables, Net		Net assets —
	assets — Unrealized		Unrealized
Interest rate contracts	appreciation	11,700,770*	depreciation	24,650,420*
Total		$14,059,703		$31,891,649

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(1,048,135)	$(1,048,135)
Interest rate contracts	(934,675)	(3,218,990)	(3,353)	(4,157,018)
Total	$(934,675)	$(3,218,990)	$(1,051,488)	$(5,205,153)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$489,905	$489,905
Interest rate contracts	(1,447,575)	1,024,491	817,301	394,217
Total	$(1,447,575)	$1,024,491	$1,307,206	$884,122

Note 8 — New accounting pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The discontinuation of LIBOR was subsequently extended to June 30, 2023. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this provision.

42 Putnam VT Income Fund

This page intentionally left blank.

Putnam VT Income Fund 43

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N. A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Toronto-Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$483,023	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$483,023
OTC Total return
swap contracts*#	467	8,234	—	—	—	1,408	2,494	280	363	—	—	—	—	—	13,246
Centrally cleared total return
swap contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	662	—	—	—	—	—	662
OTC Credit default contracts —
protection purchased*#	—	—	—	—	450,239	444,075	651,091	—	221,039	208,197	383,630	—	—	—	2,358,271
Futures contracts§	—	—	—	—	—	—	—	—	105,201	—	—	—	—	—	105,201
Forward premium swap
option contracts#	977,157	40,468	—	357,374	—	—	48,406	659,739	—	—	78,201	74,944	647,342	281,392	3,165,023
Purchased swap options**#	22,628	—	—	—	—	—	—	—	—	—	2,719,621	—	—	—	2,742,249
Total Assets	$1,000,252	$48,702	$483,023	$357,374	$450,239	$445,483	$701,991	$660,019	$327,265	$208,197	$3,181,452	$74,944	$647,342	$281,392	$8,867,675
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	305,770	—	—	—	—	—	—	—	—	—	—	—	305,770
OTC Total return
swap contracts*#	—	8,901	—	1,254	—	5,422	16,269	—	701	—	—	—	—	—	32,547
Centrally cleared total return
swap contracts§	—	—	20,500	—	—	—	—	—	—	—	—	—	—	—	20,500
OTC Credit default contracts —
protection sold*#	154,440	—	—	—	1,222,726	1,985,318	1,212,627	—	2,291,507	289,128	85,483	—	—	—	7,241,229
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	41,874	—	—	—	—	—	41,874
Forward premium swap
option contracts #	1,326,164	28,375	—	297,529	—	—	75,375	771,258	—	—	99,547	64,136	451,915	280,266	3,394,565
Written swap options #	5,289,109	—	—	231,614	—	—	1,856,223	2,392,774	—	—	5,994,609	78,613	238,264	—	16,081,206
Total Liabilities	$6,769,713	$37,276	$326,270	$530,397	$1,222,726	$1,990,740	$3,160,494	$3,164,032	$2,334,082	$289,128	$6,179,639	$142,749	$690,179	$280,266	$27,117,691
Total Financial and Derivative
Net Assets	$(5,769,461)	$11,426	$156,753	$(173,023)	$(772,487)	$(1,545,257)	$(2,458,503)	$(2,504,013)	$(2,006,817)	$(80,931)	$(2,998,187)	$(67,805)	$(42,837)	$1,126	$(18,250,016)
Total collateral received
(pledged)†##	$(5,769,461)	$11,426	$—	$(170,966)	$(771,000)	$(1,481,982)	$(2,458,503)	$(2,504,013)	$(2,006,817)	$(80,931)	$(2,998,187)	$—	$—	$—
Net amount	$—	$—	$156,753	$(2,057)	$(1,487)	$(63,275)	$—	$—	$—	$—	$—	$(67,805)	$(42,837)	$1,126
Controlled collateral received
(including TBA commitments)**	$—	$20,000	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$20,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$(5,844,492)	$—	$—	$(170,966)	$(771,000)	$(1,481,982)	$(2,492,729)	$(2,507,846)	$(2,066,867)	$(112,000)	$(3,024,683)	$—	$—	$—	$(18,472,565)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $404,921 and $2,658,681, respectively.

44 Putnam VT Income Fund	Putnam VT Income Fund 45

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2021, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2021, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2021 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2021. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newly launched or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2020. These expense limitations were: (i) a contractual expense limitation applicable to specified open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds.

46 Putnam VT Income Fund

Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2020. Putnam Management and PSERV have agreed to maintain these expense limitations until at least April 30, 2023. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2020. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2020 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for the Putnam funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including defined benefit pension and profit-sharing plans, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s newly launched exchange-traded funds. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, The Putnam Funds generally performed well in 2020, which Putnam Management characterized as a challenging year with significant volatility and varied market dynamics. On an asset-weighted basis, the Putnam funds ranked in the second quartile of their peers as determined by Lipper Inc. (“Lipper”) for the year ended December 31, 2020 and, on an asset-weighted-basis, delivered a gross return that was 2.3% ahead of their benchmarks in 2020. In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In this regard, the Trustees observed that The Putnam Funds’ relative performance, as reported in the Barron’s/Lipper Fund Families survey, continued to be exceptionally strong over the long term, with The Putnam Funds ranking as the 3rd best performing mutual fund complex out of 44 complexes for the ten-year period, with 2020 marking the fourth consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees noted that The Putnam Funds’ performance was solid over the one- and five-year periods, with The Putnam Funds ranking 22nd out of 53 complexes and 14th out of 50 complexes, respectively. In addition to the Barron’s/Lipper Fund Families Survey, the Trustees also considered the funds’ ratings assigned by Morningstar Inc., noting that 26 of the funds were four- or five-star rated at the end of 2020 (representing an increase of four funds year-over-year) and that this included seven funds that had achieved a five-star rating (representing an increase of two funds year-over-year). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2020 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds and evaluate whether additional actions to address areas of underperformance may be warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and

Putnam VT Income Fund 47

five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — Core Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2020 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
4th	1st	1st

For the three-year period ended December 31, 2020, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2020, there were 116, 110 and 101 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s fourth quartile performance over the one-year period ended December 31, 2020 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s observation that the fund’s underperformance was driven by significant underperformance in the securitized sector in 2020, which resulted from the outsized impact of the COVID-19 pandemic on the commercial mortgage space. The Trustees also noted Putnam Management’s view that the commercial real estate sector was not supported by monetary and fiscal policies to the same extent as other sectors and did not recover as strongly from the downturn in March 2020. The Trustees considered Putnam Management’s observation that several of the fund’s other sector exposures and strategies had performed well in 2020, including the fund’s prepayment and term structure strategies and corporate credit exposure.

In addition, the Trustees noted the fund’s top decile performance over the three-year period and top quintile performance over the five-year period ended December 31, 2020. The Trustees considered the fund’s strong performance prior to the onset of the COVID-19 pandemic. The Trustees also noted Putnam Management’s observation that the fund’s term structure positioning and the rebound in commercial mortgage-backed investments contributed to the fund’s solid performance year to date, as of March 31, 2021. The Trustees noted that Putnam Management remained confident in the fund’s portfolio managers. The Trustees also considered Putnam Management’s continued efforts to support fund performance through certain initiatives, including structuring compensation for portfolio managers to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2020 to strengthen its investment team.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on Putnam Management’s willingness to take appropriate measures to address fund performance issues and Putnam Management’s responsiveness to Trustee concerns about investment performance, the Trustees concluded that it continued to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

48 Putnam VT Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2021, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2021. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2020 through December 2020. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2020. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the Covid-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam, III
Robert L. Reynolds
Marketing Services	Legal Counsel	Manoj P. Singh
Putnam Retail Management	Ropes & Gray LLP	Mona K. Sutphen
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Income Fund 49

This report has been prepared for the shareholders
of Putnam VT Income Fund.	VTSA035 326454 8/21

Item 2. Code of Ethics:

Not Applicable

Item 3. Audit Committee Financial Expert:

Not Applicable

Item 4. Principal Accountant Fees and Services:

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not Applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 26, 2021

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 26, 2021